UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File Number 811-4946

THOMPSON IM FUNDS, INC.
(Exact name of registrant as specified in charter)

1255 Fourier Drive, Suite 200

Madison, Wisconsin 53717
(Address of principal executive offices)--(Zip code)

Jason L. Stephens

Chief Executive Officer
Thompson IM Funds, Inc.
1255 Fourier Drive, Suite 200

Madison, Wisconsin 53717
(Name and address of agent for service)

With a copy to:

Matthew C. Vogel, Esq.
Quarles & Brady LLP
411 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

Registrant’s telephone number, including area code: (608) 827-5700

Date of fiscal year end: November 30, 2023

Date of reporting period: May 31, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Item 1(a):

SEMI-ANNUAL REPORT

May 31, 2023

THOMPSON
LARGECAP
FUND®
(THPGX)

THOMPSON
MIDCAP
FUND®
(THPMX)

THOMPSON
BOND
FUND®
(THOPX)

THOMPSON IM FUNDS, INC.
SMART INVESTING STARTS HERE®

Telephone: 1-800-999-0887
www.thompsonim.com

THOMPSON IM FUNDS, INC.
semi-ANNUAL REPORT TO SHAREHOLDERS

NOTE ON FORWARD-LOOKING STATEMENTS

The matters discussed in this report may constitute forward-looking statements. These include any Advisor or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, investment styles, market sectors, interest rates, economic trends and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for each Fund in its current Prospectus, other factors bearing on these reports include the accuracy of the Advisor’s or portfolio manager’s forecasts and predictions, the appropriateness of the investment strategies designed by the Advisor or portfolio manager and the ability of the Advisor or portfolio manager to implement its strategies efficiently and successfully. Any one or more of these factors, as well as other risks affecting the securities markets generally, could cause the actual results of any Fund to differ materially as compared to its benchmarks.

THOMPSON IM FUNDS, INC.
SEMI-ANNUAL REPORT TO SHAREHOLDERS

May 31, 2023

CONTENTS

Page(s)
LargeCap Fund
Investment review	2-4
Schedule of investments	5-8

MidCap Fund
Investment review	9-11
Schedule of investments	12-16

Bond Fund
Investment review	17-20
Schedule of investments	21-31

Fund Expense Examples	32

Financial Statements
Statements of assets and liabilities	33
Statements of operations	34
Statements of changes in net assets	35
Notes to financial statements	36-42
Financial highlights	43-45

Additional Information	46-47

This report contains information for existing shareholders of Thompson IM Funds, Inc.
It does not constitute an offer to sell. This Semi-Annual Report is authorized for distribution to prospective investors only when preceded or accompanied by a Fund Prospectus, which contains information about the Funds’ objectives and policies, risks, management, expenses and other information.
A Prospectus can be obtained by calling 1-800-999-0887.

Please read your Prospectus carefully.

LARGECAP FUND INVESTMENT REVIEW (Unaudited)

May 31, 2023

Portfolio Managers

James T. Evans, CFA

Jason L. Stephens, CFA

Performance

The LargeCap Fund produced a total return of 1.50% for the six-months ended May 31, 2023, as compared to its benchmark, the S&P 500 Index, which returned 3.33%.

Comparison of Change in Value of a Hypothetical $10,000 Investment

Average Annual Total Returns
Through 05/31/23
	1 Year	3 Year	5 Year	10 Year
Thompson LargeCap Fund	0.20%	16.26%	9.64%	10.13%
S&P 500 Index	2.92%	12.92%	11.01%	11.99%

Gross Expense Ratio as of 03/31/23 was 1.16%.

Net Expense Ratio after reimbursement as of 03/31/23 was 0.99%*

*	The Advisor has contractually agreed to waive management fees and/or reimburse expenses incurred by the LargeCap Fund through March 31, 2024, so that the annual operating expenses of the Fund do not exceed 0.99% of its average daily net assets. Net expense ratios are current as of the most recent Prospectus and are applicable to investors.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 1-800-999-0887 or visiting www.thompsonim.com.

Results include the reinvestment of all dividends and capital gains distributions. Investment performance reflects all fee waivers that may be in effect. In the absence of such waivers, total return would be reduced. The performance information reflected in the graph and the table above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares, nor does it imply future performance. The S&P 500 Index is an unmanaged index commonly used to measure the performance of U.S. stocks. You cannot directly invest in an index.

The S&P 500 Index is a product of S&P Dow Jones Indices LLC and has been licensed for use by Thompson Investment Management, Inc. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”). The Thompson IM Funds are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and none of S&P Dow Jones Indices LLC, Dow Jones, S&P nor their respective affiliates make any representation regarding the advisability of investing in such products.

See Notes to Financial Statements.

LARGECAP FUND INVESTMENT REVIEW (Unaudited) (Continued)

May 31, 2023

Management Commentary

Coming into the fiscal year, we expected investors to be focused on the trajectory of interest rates and whether tightening monetary conditions would tip the U.S. economy into a recession. Fears that the Federal Reserve may have raised rates too fast were exacerbated after a handful of banks experienced a run on their deposits. The worst effects so far appear to have been limited to banks that severely mismanaged their exposure to interest-rate risk. Here the FDIC was compelled to intervene before selling either the bank or its assets off to healthier banks.

We believe these events pushed investors into stocks that performed well during the last recession and had the perception of “safety”, namely mega-cap growth and technology companies. This created a narrowing market where a smaller and smaller number of companies generated a growing percentage of index returns and market capitalization. For the first half of the fiscal year, roughly 96% of the entire return of the S&P 500 was generated by just two stocks - Microsoft and Nvidia. This concentrated performance, along with the Fund’s overweight of financial oriented stocks, accounted for the Fund’s lag during the semi-annual period.

Despite the negative impact our sector positioning had on the Fund during the first half of the fiscal year, we believe it should position shareholders for better relative returns over a longer time horizon. The Fund was able to take advantage of investors indiscriminately selling bank stocks, which allowed us to buy more shares in what we view as quality banks trading at a deep discount. Consistent with our Growth at a Reasonable Price (GARP) strategy, we will continue to avoid certain mega-cap growth stocks trading at what we consider premium valuations. Even if these companies post strong growth going forward, we think it is likely already priced into their current stock price. If they don’t grow at the rate investors expect, the downside risk is potentially enormous. If we can avoid investments with this return distribution, it should be accretive to performance over the long term.

Even though the U.S. economy appears to have avoided a recession thus far, there is still a fair amount of uncertainty as to whether or not one will begin this fiscal year. The next round of corporate earnings, set to start in July, should be of more importance than usual to investors since management teams may provide commentary on their estimates for the second half of their fiscal year. These data should illuminate potential problem areas in the U.S. economy, if any, and where future investment risks may lie. While we expect the potential of a recession to be an overhang on the market in the near term, we believe our portfolio should provide competitive returns on a relative basis due to its lower relative valuation and earnings growth potential.

Opinions expressed are subject to change, are not guaranteed and should not be considered investment advice.

Mutual fund investing involves risk. Principal loss is possible. Investments in smaller companies involve additional risks such as limited liquidity and greater volatility. Investments in American Depositary Receipts (“ADRs”) are subject to some extent to the risks associated with directly investing in securities of foreign issuers, including the risk of changes in currency exchange rates, expropriation or nationalization of assets, and the impact of political, diplomatic, or social events. Investments in real estate securities may involve greater risk and volatility including greater exposure to economic downturns and changes in real estate values, rents, property taxes, and tax and other laws. A real estate investment trust’s (REIT’s) share price may decline because of adverse developments affecting the real estate industry.

Please refer to the Schedule of Investments on page 5 of this report for holdings information. The management commentary above as well as Fund holdings and asset/sector allocations should not be considered a recommendation to buy or sell any security. In addition, please note that Fund holdings and asset/sector allocations are subject to change.

Earnings Growth is a measure of growth in a company’s net income over a specific period, often one year. It is not a prediction of the Fund’s future returns.

See Notes to Financial Statements.

LARGECAP FUND INVESTMENT REVIEW (Unaudited) (Continued)

May 31, 2023

Sector Weightings at 05/31/23

% of Total Investments

Top 10 Equity Holdings at 05/31/23
Company	Industry	% of Fund’s Net Assets
Alphabet Inc. Class A	Interactive Media & Services	5.85%
Microsoft Corp.	Software	4.57%
Apple Inc.	Technology Hardware, Storage & Peripherals	3.00%
Qualcomm Inc.	Semiconductors & Semiconductor Equipment	2.61%
JPMorgan Chase & Co.	Banks	2.17%
Meta Platforms, Inc. Class A	Interactive Media & Services	2.17%
Visa Inc. Class A	Financial Services	2.05%
UnitedHealth Group Inc.	Health Care Providers & Services	2.04%
Oracle Corp.	Software	2.04%
PayPal Holdings, Inc.	Financial Services	2.04%

As of May 31, 2023, 99.9% of the Fund’s net assets were in equity and short-term investments.

See Notes to Financial Statements.

LARGECAP FUND SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2023

	Shares	Value
COMMON STOCKS - 99.9%		$ 156,133,147
(COST $123,471,720)

Communication Services - 14.4%		22,460,219
Entertainment - 5.1%
Activision Blizzard, Inc. (a)	28,000	2,245,600
Electronic Arts Inc.	13,925	1,782,400
The Walt Disney Co. (a)	8,400	738,864
Warner Bros. Discovery, Inc. (a)	273,850	3,089,028
Interactive Media & Services - 8.0%
Alphabet Inc. Class A (a)	74,450	9,147,671
Meta Platforms, Inc. Class A (a)	12,795	3,387,092
Media - 1.3%
Paramount Global Class B	136,066	2,069,564

Consumer Discretionary - 4.9%		7,685,736
Broadline Retail - 1.5%
eBay Inc.	55,070	2,342,678
Distributors - 1.4%
LKQ Corp.	42,250	2,228,688
Hotels, Restaurants & Leisure - 0.7%
Starbucks Corp.	10,975	1,071,599
Household Durables - 0.9%
TopBuild Corp. (a)	7,165	1,444,894
Leisure Products - 0.4%
Topgolf Callaway Brands Corp. (a)	35,025	597,877

Consumer Staples - 6.6%		10,349,903
Consumer Staples Distribution - 4.3%
Performance Food Group Co. (a)	38,875	2,149,399
Target Corp.	12,335	1,615,022
Walgreens Boots Alliance, Inc.	96,300	2,924,631
Food Products - 0.9%
Tyson Foods, Inc. Class A	29,950	1,516,668
Household Products - 1.4%
Kimberly-Clark Corp.	15,968	2,144,183

Energy - 2.4%		3,767,385
Oil, Gas & Consumable Fuels - 2.4%
Cheniere Energy, Inc.	10,000	1,397,700
Chevron Corp.	6,120	921,794
Exxon Mobil Corp.	14,170	1,447,891

Financials - 23.4%		36,656,616
Banks - 8.4%
Bank of America Corp.	114,225	3,174,313
Citigroup Inc.	68,690	3,044,341
Citizens Financial Group, Inc.	29,450	759,221
JPMorgan Chase & Co.	25,020	3,395,464
PNC Financial Services Group, Inc.	9,945	1,151,929
Wells Fargo & Co.	42,275	1,682,968

See Notes to Financial Statements.

LARGECAP FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

May 31, 2023

	Shares	Value
COMMON STOCKS (continued)

Financials (continued)
Capital Markets - 6.4%
Intercontinental Exchange, Inc.	16,000	$1,695,200
Northern Trust Corp.	31,785	2,285,977
State Street Corp.	45,525	3,096,611
The Charles Schwab Corp.	56,300	2,966,447
Consumer Finance - 2.5%
Bread Financial Holdings Inc.	75,099	2,116,290
Discover Financial Services	16,695	1,715,244
Financial Services - 6.1%
Fiserv, Inc. (a)	27,949	3,135,598
PayPal Holdings, Inc. (a)	51,360	3,183,806
Visa Inc. Class A	14,480	3,200,514
Insurance - 0.0% ^
F&G Annuities & Life, Inc.	2,548	52,693

Health Care - 16.9%		26,392,196
Biotechnology - 3.8%
AbbVie Inc.	10,225	1,410,641
Amgen Inc.	6,525	1,439,741
Exact Sciences Corp. (a)	37,700	3,075,566
Health Care Equipment & Supplies - 1.2%
Abbott Laboratories	7,775	793,050
GE HealthCare Technologies Inc.	12,725	1,011,765
Health Care Providers & Services - 6.7%
CVS Health Corp.	37,950	2,581,738
HCA Healthcare, Inc.	5,575	1,472,859
McKesson Corp.	4,410	1,723,604
The Cigna Group	6,275	1,552,498
UnitedHealth Group Inc.	6,550	3,191,422
Pharmaceuticals - 5.2%
Bristol-Myers Squibb Co.	23,050	1,485,342
Johnson & Johnson	10,350	1,604,871
Merck & Co., Inc.	14,500	1,600,945
Pfizer Inc.	59,800	2,273,596
Viatris Inc.	128,367	1,174,558

Industrials - 5.0%		7,818,703
Aerospace & Defense - 0.9%
General Dynamics Corp.	6,875	1,403,737
Air Freight & Logistics - 1.6%
FedEx Corp.	11,350	2,474,073
Industrial Conglomerates - 1.3%
General Electric Co.	19,600	1,989,988
Machinery - 1.2%
Kornit Digital Ltd. (a)	86,900	1,950,905

Information Technology - 24.3%		37,946,498
Communications Equipment - 2.7%
Calix, Inc. (a)	15,750	734,107
Cisco Systems, Inc.	38,310	1,902,858
Lumentum Holdings Inc. (a)	16,825	890,043
Viavi Solutions Inc. (a)	73,735	725,552

See Notes to Financial Statements.

LARGECAP FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

May 31, 2023

	Shares	Value
COMMON STOCKS (continued)

Information Technology (continued)
Electronic Equipment, Instruments & Components - 2.2%
Coherent Corp. (a)	68,450	$2,529,912
Keysight Technologies, Inc. (a)	5,450	881,810
Semiconductors & Semiconductor Equipment - 7.9%
Analog Devices, Inc.	10,000	1,776,900
Infineon Technologies A.G. ADR	67,775	2,514,453
Marvell Technology, Inc.	36,875	2,156,819
NXP Semiconductors N.V.	9,600	1,719,360
Qualcomm Inc.	36,005	4,083,327
Software - 8.5%
Adobe Inc. (a)	4,925	2,057,616
CrowdStrike Holdings, Inc. Class A (a)	5,900	944,767
Microsoft Corp.	21,776	7,151,021
Oracle Corp.	30,075	3,186,146
Technology Hardware, Storage & Peripherals - 3.0%
Apple Inc.	26,470	4,691,807

Materials - 1.3%		2,016,616
Metals & Mining - 1.3%
Freeport-McMoRan Inc.	58,725	2,016,616

Real Estate - 0.7%		1,039,275
Real Estate Management & Development - 0.7%
Colliers Int’l. Group Inc.	11,175	1,039,275

SHORT-TERM INVESTMENTS - 0.0%^		62,951
(COST $62,951)

Money Market Funds - 0.0%^		62,951
First American Government Obligations Fund Class X, 4.97% (b)	62,951	62,951

TOTAL INVESTMENTS - 99.9% (COST $123,534,671)		156,196,098

NET OTHER ASSETS AND LIABILITIES - 0.1%		177,660

NET ASSETS - 100.0%		$ 156,373,758

(a)	Non-income producing security.
(b)	Represents the 7 day yield at May 31, 2023.
^	Rounds to 0.0%.

Abbreviations:

ADR	American Depositary Receipt
A.G.	Aktiengesellschaft is the German term for a public limited liability corporation.
N.V.	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”) and is licensed for use by Thompson Investment Management Inc. Neither MSCI, S&P, nor any other party involved in making or compiling the GICS or any GICS classifications makes any warranties with respect there to or the results to be obtained by the use thereof, and no such party shall have any liability whatsoever with respect thereto.

See Notes to Financial Statements.

LARGECAP FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

May 31, 2023

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2023:

	Level 1	Level 2	Level 3	Total
Common stocks
Communication services	$22,460,219	$ –	$ –	$22,460,219
Consumer discretionary	7,685,736	–	–	7,685,736
Consumer staples	10,349,903	–	–	10,349,903
Energy	3,767,385	–	–	3,767,385
Financials	36,656,616	–	–	36,656,616
Health care	26,392,196	–	–	26,392,196
Industrials	7,818,703	–	–	7,818,703
Information technology	37,946,498	–	–	37,946,498
Materials	2,016,616	–	–	2,016,616
Real estate	1,039,275	–	–	1,039,275
Total common stocks	156,133,147	–	–	156,133,147
Short-term investments
Money market funds	62,951	–	–	62,951
Total short-term investments	62,951	–	–	62,951
Total investments	$ 156,196,098	$ –	$ –	$ 156,196,098

The Fund did not invest in any level-3 investments as of and during the six-month period ended May 31, 2023.

For more information on valuation inputs, see financial statement Note 2 - Significant Accounting Policies.

See Notes to Financial Statements.

MIDCAP FUND INVESTMENT REVIEW (Unaudited)

May 31, 2023

Portfolio Managers

James T. Evans, CFA

Jason L. Stephens, CFA

Performance

The MidCap Fund produced a total return of -4.91% for the six-months ended May 31, 2023, as compared to its benchmark, the Russell Midcap Index, which returned -4.82%.

Comparison of Change in Value of a Hypothetical $10,000 Investment

Average Annual Total Returns
Through 05/31/23
	1 Year	3 Year	5 Year	10 Year
Thompson MidCap Fund	-4.39%	17.15%	5.44%	7.69%
Russell Midcap Index	-4.51%	10.19%	6.88%	9.31%

Gross Expense Ratio as of 03/31/23 was 1.38%.

Net Expense Ratio after reimbursement as of 03/31/23 was 1.15%.*

*The Advisor has contractually agreed to waive management fees and/or reimburse expenses incurred by the MidCap Fund through March 31, 2024, so that the annual operating expenses of the Fund do not exceed 1.15% of its average daily net assets. Net expense ratios are current as of the most recent Prospectus and are applicable to investors.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 1-800-999-0887 or visiting www.thompsonim.com.

Results include the reinvestment of all dividends and capital gains distributions. Investment performance reflects all fee waivers that may be in effect. In the absence of such waivers, total return would be reduced. The performance information reflected in the graph and the table above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares, nor does it imply future performance. The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index based on total market capitalization. You cannot directly invest in an index.

FTSE Russell is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. “FTSE®” and “Russell®” are trademarks of the London Stock Exchange Group.

See Notes to Financial Statements.

MIDCAP FUND INVESTMENT REVIEW (Unaudited) (Continued)

May 31, 2023

Management Commentary

Though Fund performance modestly lagged its Russell Midcap Index benchmark over the first half of the fiscal year, it has outperformed its benchmark by 19.24% on a cumulative basis for the last 3 years ended May 31, 2023. This is despite the Fund’s relative performance to its benchmark narrowing significantly in March and April, as concerns related to a potential banking crisis drove investors away from its more value-oriented holdings. While near-term performance is likely to be choppy in the face of a possible recession, we believe the Fund has the potential to remain competitive over the next 3 years.

If we do have a recession by the end of the fiscal year, it might be the most anticipated in history. Several high-profile strategists seem to be advising investors to hide in growth stocks until we’re in the recession, and then switch to value. We believe such short-term maneuvering is very hard to consistently time correctly, especially amidst the volatility that’s likely to accompany an economic slowdown, so we find this advice lacking. As the founder of our firm often says, “if you hop from lily pad to lily pad, you’re likely to fall in the water.”

However, we do believe it is reasonable to look to fundamentals when we consider what stocks might do over the next 2-5 years as we move further into the next economic cycle and seek to position the Fund accordingly. When we apply that framework, we can’t help but think that there are areas of the market that are competitively priced right now. Many bank stocks, for example, were driven down to levels during March that made them interesting to us. To be sure, some banks did not appropriately manage the duration of their portfolios. However, many did, and industry capital ratios are robust. We don’t know what these stocks will do in the near-term, but this may turn out to have been a buying opportunity when we look back a few years from now.

We believe this kind of perspective is important in this uncertain environment rather than trying to time quarter to quarter wiggles or predict Federal Reserve interest rate policy changes. Our investing time horizon is 2-5 years, and we think there are potentially interesting opportunities right now. Should a recession emerge and present even more opportunities, we’ll look to take advantage, much as we did 3 years ago.

Opinions expressed are subject to change, are not guaranteed and should not be considered investment advice.

Mutual fund investing involves risk. Principal loss is possible. Midcap companies tend to have more limited liquidity and greater volatility than large-capitalization companies. Investments in American Depositary Receipts (“ADRs”) are subject to some extent to the risks associated with directly investing in securities of foreign issuers, including the risk of changes in currency exchange rates, expropriation or nationalization of assets, and the impact of political, diplomatic, or social events. Investments in real estate securities may involve greater risk and volatility including greater exposure to economic downturns and changes in real estate values, rents, property taxes, and tax and other laws. A real estate investment trust’s (REIT’s) share price may decline because of adverse developments affecting the real estate industry.

Please refer to the Schedule of Investments on page 12 of this report for holdings information. The management commentary above as well as Fund holdings and asset/sector allocations should not be considered a recommendation to buy or sell any security. In addition, please note that Fund holdings and asset/sector allocations are subject to change.

See Notes to Financial Statements.

MIDCAP FUND INVESTMENT REVIEW (Unaudited) (Continued)

May 31, 2023

Sector Weightings at 05/31/23
% of Total Investments

Top 10 Equity Holdings at 05/31/23
Company	Industry	% of Fund’s Net Assets
Exact Sciences Corp.	Biotechnology	2.24%
Discover Financial Services	Consumer Finance	2.17%
Zions Bancorporation, N.A.	Banks	1.99%
Warner Bros. Discovery, Inc.	Entertainment	1.99%
NXP Semiconductors N.V.	Semiconductors & Semiconductor Equipment	1.96%
Kornit Digital Ltd.	Machinery	1.92%
Bread Financial Holdings Inc.	Consumer Finance	1.89%
Walgreens Boots Alliance, Inc.	Consumer Staples Distribution	1.85%
Marvell Technology, Inc.	Semiconductors & Semiconductor Equipment	1.83%
SS&C Technologies Holdings, Inc.	Professional Services	1.78%

As of May 31, 2023, 99.8% of the Fund’s net assets were in equity and short-term investments.

See Notes to Financial Statements.

Midcap Fund Schedule of Investments (Unaudited)
May 31, 2023
	Shares	Value
COMMON STOCKS - 99.7%		$49,850,637
(COST $44,111,690)

Communication Services - 3.7%		1,867,665
Entertainment - 3.7%
Take-Two Interactive Software, Inc. (a)	6,345	873,897
Warner Bros. Discovery, Inc. (a)	88,100	993,768

Consumer Discretionary - 9.3%		4,646,785
Distributors - 1.5%
LKQ Corp.	13,790	727,423
Hotels, Restaurants & Leisure - 1.0%
Noodles & Co. (a)	155,487	520,881
Household Durables - 1.8%
Newell Brands, Inc.	35,251	292,936
TopBuild Corp. (a)	2,990	602,963
Leisure Products - 1.3%
Topgolf Callaway Brands Corp. (a)	39,540	674,948
Specialty Retail - 1.6%
Best Buy Co., Inc.	6,400	465,088
Duluth Holdings Inc. Class B (a)	60,725	327,915
Textiles, Apparel & Luxury Goods - 2.1%
Hanesbrands, Inc.	52,655	216,412
Levi Strauss & Co. Class A	16,300	215,649
Skechers U.S.A., Inc. Class A (a)	11,730	602,570

Consumer Staples - 5.9%		2,951,124
Consumer Staples Distribution - 3.5%
Performance Food Group Co. (a)	15,475	855,613
Walgreens Boots Alliance, Inc.	30,445	924,615
Food Products - 1.0%
Tyson Foods, Inc. Class A	9,500	481,080
Household Products - 1.4%
Energizer Holdings, Inc.	21,160	689,816

Energy - 3.0%		1,511,321
Oil, Gas & Consumable Fuels - 3.0%
Cameco Corp.	9,090	253,066
Cheniere Energy, Inc.	4,850	677,885
Pioneer Natural Resources Co.	2,910	580,370

Financials - 19.0%		9,487,788
Banks - 8.1%
Associated Banc-Corp	47,708	706,555
Citizens Financial Group, Inc.	19,520	503,226
New York Community Bancorp, Inc.	53,821	553,280
PNC Financial Services Group, Inc.	4,330	501,544
Regions Financial Corp.	15,325	264,663
Truist Financial Corp.	16,311	496,996
Zions Bancorporation, N.A.	36,455	994,857
Capital Markets - 3.9%
Northern Trust Corp.	11,585	833,193
State Street Corp.	8,660	589,053

See Notes to Financial Statements.

Midcap Fund Schedule of Investments (Unaudited) (Continued)
May 31, 2023
	Shares	Value
COMMON STOCKS (continued)

Financials (continued)
Capital Markets (continued)
The Charles Schwab Corp.	10,355	$545,605
Consumer Finance - 4.1%
Bread Financial Holdings Inc.	33,460	942,903
Discover Financial Services	10,579	1,086,886
Financial Services - 1.4%
Fiserv, Inc. (a)	6,218	697,597
Insurance - 0.0% ^
F&G Annuities & Life, Inc.	825	17,061
Mortgage Real Estate Investment Trusts (REITs) - 1.5%
Annaly Capital Management, Inc.	39,956	754,369

Health Care - 12.7%		6,359,984
Biotechnology - 3.7%
Exact Sciences Corp. (a)	13,710	1,118,462
Neurocrine Biosciences, Inc. (a)	8,230	736,832
Health Care Equipment & Supplies - 1.2%
Accelerate Diagnostics, Inc. (a)	113,900	79,821
Teleflex Inc.	2,140	502,365
Health Care Providers & Services - 3.4%
Acadia Healthcare Co., Inc. (a)	5,035	355,622
AMN Healthcare Services, Inc. (a)	6,375	605,370
Henry Schein, Inc. (a)	3,125	230,938
Premier, Inc. Class A	21,030	525,750
Pharmaceuticals - 4.4%
Bausch Health Cos., Inc. (a)	43,380	356,150
Green Thumb Industries Inc. (a)	55,500	424,575
Jazz Pharmaceuticals PLC (a)	5,220	668,995
Viatris Inc.	82,525	755,104

Industrials - 17.7%		8,833,378
Building Products - 2.9%
A.O. Smith Corp.	9,890	632,367
The AZEK Co Inc. (a)	19,515	453,724
Trane Technologies PLC	2,235	364,819
Commercial Services & Supplies - 0.8%
Steelcase Inc. Class A	61,710	400,498
Construction & Engineering - 2.6%
MasTec, Inc. (a)	5,990	607,146
Willscot Mobile Mini Holdings Corp. (a)	15,541	669,506
Electrical Equipment - 2.6%
Generac Holdings Inc. (a)	7,800	849,576
Regal Rexnord Corp.	3,305	429,286
Machinery - 5.9%
Hillenbrand, Inc.	11,320	543,020
Ingersoll-Rand Inc.	2,332	132,131
Kornit Digital Ltd. (a)	42,845	961,870
Mueller Water Products, Inc. Class A	30,225	414,083
SPX Technologies, Inc. (a)	3,890	297,040
Xylem, Inc.	6,144	615,629

See Notes to Financial Statements.

Midcap Fund Schedule of Investments (Unaudited) (Continued)
May 31, 2023
	Shares	Value
COMMON STOCKS (continued)

Industrials (continued)
Professional Services - 2.9%
Equifax Inc.	2,750	$573,705
SS&C Technologies Holdings, Inc.	16,175	888,978

Information Technology - 16.2%		8,072,247
Communications Equipment - 3.8%
Calix, Inc. (a)	15,975	744,595
Lumentum Holdings Inc. (a)	10,915	577,404
Viavi Solutions Inc. (a)	57,401	564,826
Electronic Equipment, Instruments & Components - 3.5%
Coherent Corp. (a)	22,850	844,536
Corning Inc.	11,450	352,774
Keysight Technologies, Inc. (a)	3,470	561,446
Semiconductors & Semiconductor Equipment - 5.1%
Infineon Technologies A.G. ADR	16,820	624,022
Marvell Technology, Inc.	15,675	916,831
NXP Semiconductors N.V.	5,480	981,468
Software - 2.6%
Black Knight, Inc. (a)	8,390	484,774
CrowdStrike Holdings, Inc. Class A (a)	5,085	814,261
Technology Hardware, Storage & Peripherals - 1.2%
Pure Storage, Inc. Class A (a)	21,025	605,310

Materials - 5.0%		2,503,885
Containers & Packaging - 3.4%
Berry Global Group, Inc.	9,115	521,469
Crown Holdings, Inc.	6,455	492,065
O-I Glass, Inc. (a)	34,000	704,480
Metals & Mining - 1.6%
Freeport-McMoRan Inc.	22,885	785,871

Real Estate - 6.0%		2,997,511
Diversified REITs - 1.0%
Global Net Lease, Inc. (a)	53,095	510,774
Health Care REITs - 1.2%
Omega Healthcare Investors, Inc.	19,305	575,482
Hotel & Resort REITs - 2.1%
Host Hotels & Resorts Inc.	27,625	458,575
Park Hotels & Resorts Inc.	44,500	575,830
Real Estate Management & Development - 1.7%
Colliers Int’l. Group Inc.	5,800	539,400
FirstService Corp. (a)	2,325	337,450

Utilities - 1.2%		618,949
Electric Utilities - 1.2%
Xcel Energy, Inc.	9,480	618,949

See Notes to Financial Statements.

Midcap Fund Schedule of Investments (Unaudited) (Continued)
May 31, 2023
	Shares	Value
COMMON STOCKS (continued)

SHORT-TERM INVESTMENTS - 0.1%		$37,950
(COST $37,950)

Money Market Funds - 0.1%		37,950
First American Government Obligations Fund Class X, 4.97% (b)	37,950	37,950

TOTAL INVESTMENTS - 99.8% (COST $44,149,640)		49,888,587

NET OTHER ASSETS AND LIABILITIES - 0.2%		85,221

NET ASSETS - 100.0%		$49,973,808
(a)	Non-income producing security.
(b)	Represents the 7 day yield as of May 31, 2023.
^	Rounds to 0.0%
Abbreviations:
ADR	American Depositary Receipt
A.G.	Aktiengesellschaft is the German term for a public limited liability corporation.
N.V.	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC	Public Limited Company

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”) and is licensed for use by Thompson Investment Management Inc. Neither MSCI, S&P, nor any other party involved in making or compiling the GICS or any GICS classifications makes any warranties with respect there to or the results to be obtained by the use thereof, and no such party shall have any liability whatsoever with respect thereto.

See Notes to Financial Statements.

Midcap Fund Schedule of Investments (Unaudited) (Continued)
May 31, 2023

The following is a summary of the inputs used to value the Funds’ investments as of May 31, 2023:

	Level 1	Level 2	Level 3	Total
Common stocks
Communication services	$1,867,665	$–	$–	$1,867,665
Consumer discretionary	4,646,785	–	–	4,646,785
Consumer staples	2,951,124	–	–	2,951,124
Energy	1,511,321	–	–	1,511,321
Financials	9,487,788	–	–	9,487,788
Health care	6,359,984	–	–	6,359,984
Industrials	8,833,378	–	–	8,833,378
Information technology	8,072,247	–	–	8,072,247
Materials	2,503,885	–	–	2,503,885
Real estate	2,997,511	–	–	2,997,511
Utilities	618,949	–	–	618,949
Total common stocks	49,850,637	–	–	49,850,637
Short-term investments
Money market funds	37,950	–	–	37,950
Total short-term investments	37,950	–	–	37,950
Total investments	$49,888,587	$–	$–	$49,888,587

The Fund did not invest in any level-3 investments as of and during the six-month period ended May 31, 2023.

For more information on valuation inputs, see financial statement Note 2 - Significant Accounting Policies.

See Notes to Financial Statements.

BOND FUND INVESTMENT REVIEW (Unaudited)
May 31, 2023

Portfolio Managers

James T. Evans, CFA

Jason L. Stephens, CFA

Performance

The Bond Fund produced a total return of 0.13% for the six-months ended May 31, 2023, as compared to its benchmark, the Bloomberg U.S. Government/Credit 1-5 Year Index, which returned 1.87%, and as compared to the Bloomberg U.S. Credit 1-5 Year Index, which returned 2.08%.

Comparison of Change in Value of a Hypothetical $10,000 Investment

Average Annual Total Returns
Through 05/31/23
	1 Year	3 Year	5 Year	10 Year
Thompson Bond Fund	-3.35%	1.73%	0.50%	1.77%
Bloomberg U.S. Gov’t./Credit 1-5 Year Index	-0.03%	-1.25%	1.28%	1.15%
Bloomberg U.S. Credit 1-5 Year Index	0.48%	-0.56%	1.73%	1.69%
Gross Expense Ratio as of 03/31/23 was 0.73%.	30-Day SEC Yield as of 05/31/23 was 6.60%.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 1-800-999-0887 or visiting www.thompsonim.com.

Results include the reinvestment of all dividends and capital gains distributions. Investment performance reflects all fee waivers that may have been in effect. In the absence of such waivers, total return would have been reduced. The performance information reflected in the graph and the table above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares, nor does it imply future performance. The Bloomberg U.S. Government/Credit 1-5 Year Index is a market-value-weighted index of all investment-grade bonds with maturities of more than one year and less than 5 years. The Bloomberg U.S. Credit 1-5 Year Index is a market-value-weighted index which includes virtually every major investment-grade rated corporate bond with 1-5 years remaining until maturity that serves as a supplementary benchmark. You cannot directly invest in an index.

Bloomberg® is a trademark and service mark of Bloomberg Finance L.P.

See Notes to Financial Statements.

BOND FUND INVESTMENT REVIEW (Unaudited) (Continued)
May 31, 2023

Management Commentary

Over the first half of the fiscal year the Fund’s performance was influenced by several factors. These included the Federal Reserve’s interest-rate-hiking cycle, a widening of corporate spreads among financial firms, and the rate at which the Fund generates interest income via coupon payments with the passage of time. The first two factors were drags during the semi-annual period, and largely offset the benefit of the third. Going forward, we believe all three factors are likely to act either neutrally or as a tailwind to performance, even if the economy slips into a mild recession. Given that the Fund’s 30-day SEC yield as of 5/31/23 stood at 6.60%, if this income is aided by tailwinds within the market, then shareholders could be poised to earn competitive returns over the second half of the fiscal year and beyond.

We believe the Federal Reserve is nearly done with its rate hiking cycle, with the key uncertainty going forward being when and how aggressively it begins the next rate-cutting cycle. Having increased rates from 0% to 5% in a little over a year, even if there is another hike or two before reaching the terminal rate, we believe the bulk of this headwind is behind investors. The futures curve expects the Fed to be cutting rates by the end of 2023, presumably in response to an economic slowdown and the continued moderation of inflation data. While we think the bias is towards “higher for longer”, by sometime in 2024 we expect the Fed will be cutting rates. Note that from here we believe this benefit will likely disproportionately accrue to shorter term bonds, as the 5- and 10-year Treasuries in our view already reflect much of the next cutting cycle given the over 141 basis point inversion between the 1-year Treasury rate and those maturities as of 5/31/23.

Despite our view that the economy is likely to slip into a mild recession during the second half of the fiscal year, we believe spreads on the bonds in the Fund already reflect this. The failure of Silicon Valley Bank (SVB) and others during the first half of the fiscal year ignited a panic among investors in debt of banks and other financial-oriented firms. As a result, many of these bonds already possess wide spreads that likely reflect a recessionary environment. As of 5/31/23, corporate bonds represented 56.22% of the Fund. They had an average option adjusted spread of 497 basis points despite all but a handful of them being rated investment grade by one or more bond rating agencies. The option adjusted spreads on the portfolio’s Asset-Backed Securities (ABS) and Commercial Mortgage-Backed Securities (CMBS) are more difficult to quantify given the inherent assumptions needed for payment speeds, but they are clearly higher than those of the corporate bonds. All together these three categories represent 92.80% of the Fund as of the end of the semi-annual period, suggesting the portfolio has plenty of spread attached to its holdings. Assuming the troubles of SVB are limited to a small subset of poorly run banks, we expect spreads on the majority of our corporate holdings to narrow over time. If the economy manages to avoid a recession, this narrowing could be even more than we currently expect.

We believe that the widening of financial-oriented corporate spreads has created a compelling opportunity for shareholders beyond any eventual narrowing back towards long term averages. The Fund has always tried to balance both interest-rate and credit risks depending on which factor we felt the market was providing a more adequate reward for. In that vein, the Fund has been increasing its exposure to investment-grade bank debt between 5 to 10 years of maturity. The purpose of such a trade isn’t to time changes in interest rates. As we indicated earlier, we believe the benefit of any future rate-cutting cycle is largely priced into 5- and 10-year Treasuries. Rather, the goal is to lock in spreads of around 500 basis points not just for a year or two, but instead for between 5 and 10 years. Thus, if spreads narrow, the longer duration of such holdings will create a larger opportunity for capital appreciation than would be provided by shorter maturity debt of the same issuer. To counterbalance this increase in duration exposure, the Fund has been reducing its exposure to non-investment-grade debt. We don’t know how long this opportunity will exist within debt markets, but on the margin plan to continue taking advantage of it while it is available. That said, the percentage of the Fund moved between these two options will be within the constraints of needing to keep the overall average of the Fund’s holdings within its short-term Morningstar category and overall concentration limits within the banking industry.

Ultimately if we are correct in that the Fund has already seen the majority of rate hikes and spread widening it will experience for the next few years, we believe shareholders will enjoy competitive returns going forward. The Fund’s 30-day SEC yield of 6.60% would be aided by any possible reversal of rates or spreads, further enhancing returns. While we know the past few years have been trying times for investors in fixed income, we truly believe that a corner has been turned and that a brighter future awaits. We look forward to sharing those results with you not just as managers, but as fellow investors in the Fund.

Opinions expressed are subject to change, are not guaranteed and should not be considered investment advice.

See Notes to Financial Statements.

BOND FUND INVESTMENT REVIEW (Unaudited) (Continued)
May 31, 2023

Mutual fund investing involves risk. Principal loss is possible. Investments in debt securities typically decrease in value when interest rates rise. The risk is usually greater for longer-term debt securities. Investments in bonds of foreign issuers involve greater volatility, political and economic risks, and differences in accounting methods. Investment by the Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities.

Please refer to the Schedule of Investments on page 21 of this report for holdings information. The management commentary above as well as Fund holdings should not be considered a recommendation to buy or sell any security. In addition, please note that Fund holdings are subject to change.

The federal government guarantees interest payments from government securities while dividend payments carry no such guarantee. Government securities, if held to maturity, guarantee the timely payment of principal and interest.

Basis Point is a unit that is equal to 1/100th of 1%, and is used to denote the change in a financial instrument. The basis point is commonly used for calculating changes in interest rates, equity indexes and the yield of a fixed-income security.

Duration is a commonly used measure of the potential volatility of the price of a debt security, or the aggregate market value of a portfolio of debt securities, prior to maturity. Securities with a longer duration generally have more volatile prices than securities of comparable quality with a shorter duration.

Option-Adjusted Spread (OAS) is the measurement of the spread of a fixed-income security rate and the risk-free rate of return (e.g., a corporate U.S. Treasury security), which is then adjusted to take into account an embedded option.

SEC Yield is a standardized yield computed by dividing the net investment income per share earned during the 30-day period prior to quarter-end and was created to allow for fairer comparisons among bond funds.

See Notes to Financial Statements.

BOND FUND INVESTMENT REVIEW (Unaudited) (Continued)
May 31, 2023

Although the makeup of the Bond Fund’s portfolio is constantly changing, as of May 31, 2023, 56.22% of the Fund’s portfolio was invested in corporate bonds. Due to prevailing market conditions, the percentage of corporate bonds held in the Fund’s portfolio over the past 5 years has generally equaled or exceeded the percentage of corporate bonds held in the Fund’s portfolio as of that date. In addition, as of that date 19.56% of the Fund’s portfolio was invested in securities rated BBB by Standard & Poor’s, while an additional 6.44% of the Fund’s portfolio was rated below investment-grade and 62.59% of the Fund’s portfolio was not rated by Standard & Poor’s. Additional information regarding the ratings of securities held in the Fund’s portfolio, including information pertaining to securities that have not been rated by Standard & Poor’s but have been rated by another Nationally Recognized Statistical Credit Rating Organization, is reflected in the quality composition table below. For portfolio information current as of the most recent quarter-end, please call 1-800-999-0887 or visit our website at www.thompsonim.com. Compared to a portfolio that is more evenly allocated between government and corporate bonds, a portfolio that is heavily allocated to corporate bonds may provide higher returns but is also subject to greater levels of credit and liquidity risk and to greater price fluctuations. A portfolio that is significantly allocated to bonds having lower and below-investment-grade ratings may also be subject to greater levels of credit and liquidity risk and experience greater price fluctuations than a portfolio comprised of higher-rated investment-grade bonds.

Asset Allocation at 05/31/23
(Includes cash equivalents) % of Total Investments
Corporate Bonds	56.22%
Commercial Mortgage-Backed Securities	18.97%
Asset-Backed Securities	17.61%
U.S. Government Agency Mortgage-Backed Securities	3.80%
U.S. Government & Agency Securities	2.91%
Sovereign Bonds	0.35%
Taxable Municipal Bonds	0.08%
Convertible Bonds	0.04%
Residential Mortgage-Backed Securities	0.01%
Money Market Funds	0.01%
100.00%

Quality Composition at 05/31/23^
(Includes cash equivalents) % of Total Investments
U.S. Government & Agency Issues	6.71%
AAA	0.74%
AA	1.66%
A	19.48%
BBB	51.67%
BB and Below	15.81%
Not Rated	3.93%
100.00%

^ The Bond Fund’s quality composition is calculated using ratings from Standard & Poor’s. If Standard & Poor’s does not rate a holding then Moody’s is used. If Standard & Poor’s and Moody’s do not rate a holding then Fitch is used. For certain securities that are not rated by any of these three agencies, credit ratings from other Nationally Recognized Statistical Credit Rating Organization (NRSRO) agencies may be used. Not rated category includes holdings that are not rated by any NRSRO. All ratings are as of 05/31/23.

Top 10 Bond Holdings by Issuer at 05/31/23
% of Fund’s Net Assets
JPMBB Commercial Mortgage Securities Trust	2.79%
AmTrust Financial Services, Inc.	2.79%
U.S. Treasury Bills	2.52%
Lincoln National Corp.	2.47%
Morgan Stanley Bank of America Merrill Lynch Trust	2.40%
COMM Mortgage Trust	2.32%
Wells Fargo Commercial Mortgage Trust	2.16%
Ginnie Mae REMIC Trust	2.12%
Reinsurance Group of America, Inc.	2.02%
WFRBS Commercial Mortgage Trust	1.98%

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2023
	Rate (%)	Maturity Date	Principal Amount	Value
BONDS - 96.1%				$1,331,903,229
(COST $1,631,976,243)

Asset-Backed Securities - 17.4%				240,755,535
AASET Trust, Series 2018-2A A (h)	4.454	11/18/38	553,399	478,867
AASET Trust, Series 2022-1A A (h)	6.000	05/16/47	6,411,814	6,235,489
American Airlines, Series 2017-1 A	4.000	08/15/30	222,940	196,700
Aqua Finance Trust, Series 2017-A C (h)	8.350	11/15/35	1,750,000	1,706,800
Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A A (h)	4.213	12/16/41	5,241,614	4,809,600
Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A B (h)	5.682	12/16/41	1,214,203	789,474
Business Jet Securities, LLC, Series 2022-1A A (h)	4.455	06/15/37	6,007,014	5,764,258
Business Jet Securities, LLC, Series 2022-1A B (h)	5.192	06/15/37	858,145	801,542
Castle Aircraft Securitization Trust, Series 2019-1A A (h)	3.967	04/15/39	2,942,434	2,614,971
Castle Aircraft Securitization Trust, Series 2021-1A B (h)	6.656	01/15/46	4,714,387	3,851,654
Coinstar Funding, LLC, Series 2017-1A A2 (h)	5.216	04/25/47	26,597,300	20,452,026
DCAL Aviation Finance Ltd., Series 2015-1A A1 (c)(f)(h)(i)	6.213	02/15/40	1,121,450	712,047
ECAF I Ltd., Series 2015-1A A2 (h)(i)	4.947	06/15/40	8,481,790	5,555,471
ECAF I Ltd., Series 2015-1A B1 (h)(i)	5.802	06/15/40	19,177,362	4,793,420
GAIA Aviation Ltd. (TAILWIND), Series 2019-1 B (h)	5.193	12/15/44	3,227,793	2,485,724
Harley Marine Financing LLC, Series 2018-1A A2 (c)(h)	6.682	05/15/43	12,667,091	12,676,438
HOA Funding LLC, Series 2021-1A A2 (h)	4.723	08/20/51	12,772,500	10,471,981
Horizon Aircraft Finance I Ltd., Series 2018-1 B (h)(i)	5.270	12/15/38	2,702,399	1,432,239
Horizon Aircraft Finance II Ltd., Series 2019-1 A (h)	3.721	07/15/39	3,292,492	2,815,067
Icon Brand Holdings LLC, Series 2012-1A A (h)(i)	4.229	01/25/43	7,009,399	1,682,431
JOL Air Limited, Series 2019-1 B (h)(i)	4.948	04/15/44	907,397	635,224
KDAC Aviation Finance Ltd., Series 2017-1A A (h)	4.212	12/15/42	2,525,279	2,099,366
KDAC Aviation Finance Ltd., Series 2017-1A B (h)(i)	5.926	12/15/42	17,132,629	9,767,483
Kestrel Aircraft Funding Ltd., Series 2018-1A A (h)	4.250	12/15/38	2,125,176	1,824,308
Kestrel Aircraft Funding Ltd., Series 2018-1A B (h)	5.500	12/15/38	2,691,017	1,835,274
Labrador Aviation Finance Ltd., Series 2016-1A B1 (h)(i)	5.682	01/15/42	33,166,314	15,993,686
MACH 1 Cayman Ltd., Series 2019-1 B (h)	4.335	10/15/39	4,341,879	3,083,993
MAPS Ltd., Series 2018-1A B (h)	5.193	05/15/43	1,593,042	1,056,991
ME Funding, LLC, Series 2019-1 A2 (h)	6.448	07/30/49	22,195,000	21,597,444
Merlin Aviation Holdings D.A.C., Series 2016-1 A (h)	4.500	12/15/32	4,622,576	3,947,321
Merlin Aviation Holdings D.A.C., Series 2016-1 B (e)(f)(h)(i)(j)	6.500	12/15/32	1,554,779	994,225
METAL LLC, Series 2017-1 A (h)	4.581	10/15/42	15,233,356	9,063,847
METAL LLC, Series 2017-1 B (h)(i)	6.500	10/15/42	26,657,035	9,067,924
Mosaic Solar Loans, LLC, Series 2017-2A C (h)	2.000	06/22/43	196,861	189,504
Pioneer Aircraft Finance Ltd., Series 2019-1 B (h)	4.948	06/15/44	1,419,643	1,032,691
Project Silver, Series 2019-1 A (h)	3.967	07/15/44	4,748,245	3,988,574
PROP Limited, Series 2017-1 B (h)(i)	6.900	03/15/42	4,050,835	1,539,317
Sapphire Aviation Finance I Ltd., Series 2018-1A B (h)	5.926	03/15/40	7,349,239	3,692,625
SMB Private Education Loan Trust, Series 2014-A C (h)(i)	4.500	09/15/45	7,000,000	6,009,893
Sprite Limited, Series 2021-1 A (h)	3.750	11/15/46	8,321,267	7,429,692
Sprite Limited, Series 2021-1 B (h)	5.100	11/15/46	4,196,967	3,457,727
TGIF Funding LLC, Series 2017-1A A2 (h)	6.202	04/30/47	24,258,470	23,054,958
Thunderbolt Aircraft Lease Ltd., Series 2017-A A (h)	4.212	05/17/32	639,743	575,830

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023
	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

Asset-Backed Securities (continued)
Thunderbolt Aircraft Lease Ltd., Series 2017-A B (h)(i)	5.750	05/17/32	5,127,406	$3,734,567
Thunderbolt Aircraft Lease Ltd., Series 2019-1 B (h)	4.750	11/15/39	4,314,678	2,304,640
United Air Lines, Series 2020-1 A	5.875	04/15/29	3,593,417	3,550,870
US Airways, Series 2011-1A	7.125	04/22/25	3,244,760	3,232,237
WAVE Trust, Series 2017-1A A (h)	3.844	11/15/42	1,797,706	1,411,217
Willis Engine Structured Trust IV, Series 2018-A A (h)	4.750	09/15/43	5,143,830	4,257,908

Commercial Mortgage-Backed Securities - 18.7%				259,240,453
BBCMS Mortgage Trust, Series 2015-VFM A2 (h)	3.375	03/12/36	3,000,000	2,668,799
CG-CCRE Commercial Mortgage Trust, Series 2014-FL1 B (1 month LIBOR + 1.150%, floor 1.150%) (d)(h)	6.257	06/15/31	5,608,848	5,582,622
Citigroup Commercial Mortgage Trust, Series 2015-GC35 C (d)	4.610	11/10/48	7,000,000	6,073,878
Citigroup Commercial Mortgage Trust, Series 2016-GC36 C (d)	4.905	02/10/49	5,000,000	3,844,533
COMM Mortgage Trust, Series 2012-CR1 B	4.612	05/15/45	1,617,703	1,536,664
COMM Mortgage Trust, Series 2012-CR1 C (d)	5.487	05/15/45	1,500,000	1,290,990
COMM Mortgage Trust, Series 2012-CR4 AM	3.251	10/15/45	3,000,000	2,670,214
COMM Mortgage Trust, Series 2012-LC4 B	4.934	12/10/44	2,116,695	1,998,033
COMM Mortgage Trust, Series 2013-CR12 B	4.762	10/10/46	3,020,000	2,236,276
COMM Mortgage Trust, Series 2014-CR16 C (d)	5.080	04/10/47	5,000,000	4,541,952
COMM Mortgage Trust, Series 2014-UBS4 D (d)(h)	4.868	08/10/47	9,740,000	6,740,498
COMM Mortgage Trust, Series 2014-UBS5 B	4.514	09/10/47	3,270,000	3,045,981
COMM Mortgage Trust, Series 2014-UBS5 C (d)	4.763	09/10/47	6,500,000	5,612,825
COMM Mortgage Trust, Series 2015-DC1 C (d)	4.438	02/10/48	540,000	459,306
COMM Mortgage Trust, Series 2015-PC1 D (d)	4.433	07/10/50	2,500,000	2,018,989
Credit Suisse Commercial Mortgage Securities Corp., Series 2016-NXSR C (d)	4.575	12/15/49	3,000,000	2,074,840
CSAIL Commercial Mortgage Trust, Series 2015-C1 C (d)	4.393	04/15/50	1,780,000	1,315,731
CSAIL Commercial Mortgage Trust, Series 2015-C2 B (d)	4.208	06/15/57	5,000,000	4,519,994
CSAIL Commercial Mortgage Trust, Series 2015-C2 C (d)	4.315	06/15/57	3,579,000	2,924,014
CSAIL Commercial Mortgage Trust, Series 2015-C3 B (d)	4.250	08/15/48	3,905,000	3,494,829
CSAIL Commercial Mortgage Trust, Series 2015-C3 D (d)	3.500	08/15/48	5,795,000	3,209,340
DBUBS Mortgage Trust, Series 2011-LC3A PM1 (h)	4.452	05/10/44	7,476,810	6,072,471
DBUBS Mortgage Trust, Series 2011-LC3A PM2 (d)(h)	5.268	05/10/44	4,197,000	3,197,694
GS Mortgage Securities Trust, Series 2014-GC24 B (d)	4.636	09/10/47	4,340,000	3,949,554
GS Mortgage Securities Trust, Series 2018-3PCK A (1 month LIBOR + 1.950%, floor 1.950%) (d)(h)	6.874	09/15/31	2,742,717	2,683,049
HMH Trust, Series 2017-NSS A (h)	3.062	07/05/31	5,850,000	5,484,375
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C3 B (h)	5.013	02/15/46	4,389,858	4,229,224
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C3 C (h)	5.360	02/15/46	9,250,000	8,693,210
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9 C (d)(h)	3.910	12/15/47	3,000,000	2,808,131
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11 B	3.499	04/15/46	5,000,000	4,292,500
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C20 D (d)(h)	4.677	07/15/47	5,000,000	3,375,724
JPMBB Commercial Mortgage Securities Trust, Series 2013-C12 C (d)	4.165	07/15/45	6,048,000	5,359,569

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023
	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

Commercial Mortgage-Backed Securities (continued)
JPMBB Commercial Mortgage Securities Trust, Series 2013-C14 B (d)	4.430	08/15/46	6,310,000	$6,269,700
JPMBB Commercial Mortgage Securities Trust, Series 2013-C14 C (d)	4.430	08/15/46	5,000,000	4,870,523
JPMBB Commercial Mortgage Securities Trust, Series 2014-C18 C (d)	4.893	02/15/47	5,060,000	4,089,423
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22 D (d)(h)	4.698	09/15/47	4,966,000	3,545,284
JPMBB Commercial Mortgage Securities Trust, Series 2014-C24 B	4.116	11/15/47	10,400,000	9,355,526
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28 C (d)	4.274	10/15/48	5,496,426	4,777,523
JPMBB Commercial Mortgage Securities Trust, Series 2015-C32 B	4.389	11/15/48	500,000	417,200
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7 C (d)	4.216	02/15/46	5,449,016	5,148,827
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10 AS (d)	4.200	07/15/46	1,478,864	1,474,092
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10 C (d)	4.200	07/15/46	2,750,000	2,251,694
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11 AS (d)	4.484	08/15/46	6,881,000	6,683,702
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12 C (d)	5.102	10/15/46	2,110,000	1,994,927
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16 C (d)	4.872	06/15/47	7,015,936	6,083,582
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C21 C (d)	4.265	03/15/48	8,000,000	6,075,534
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22 D (d)(h)	4.341	04/15/48	5,000,000	3,539,769
Morgan Stanley Capital I Trust, Series 2011-C2 D (d)(h)	5.385	06/15/44	594,485	543,708
Morgan Stanley Capital I Trust, Series 2015-UBS8 C (d)	4.720	12/15/48	6,500,000	4,780,044
Morgan Stanley Capital I Trust, Series 2016-UB12 C (d)	4.266	12/15/49	5,000,000	4,050,176
Morgan Stanley Capital I Trust, Series 2019-BPR A (1 month LIBOR + 1.650%, floor 1.650%) (d)(h)	6.935	05/15/36	5,574,079	5,390,078
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12 AS (d)	4.435	07/15/46	714,000	711,687
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12 B (d)	4.435	07/15/46	7,000,000	5,237,388
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16 AS	4.020	08/15/50	1,035,000	994,188
Wells Fargo Commercial Mortgage Trust, Series 2015-C27 C	3.894	02/15/48	6,982,500	6,041,124
Wells Fargo Commercial Mortgage Trust, Series 2015-C31 C (d)	4.748	11/15/48	5,000,000	4,470,391
Wells Fargo Commercial Mortgage Trust, Series 2015-C31 D	3.852	11/15/48	5,189,370	3,882,680
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22 B (d)	4.696	09/15/58	800,000	744,667
Wells Fargo Commercial Mortgage Trust, Series 2015-SG1 C (d)	4.601	09/15/48	5,000,000	4,047,428
Wells Fargo Commercial Mortgage Trust, Series 2016-C36 C (d)	4.257	11/15/59	3,000,000	2,199,049
Wells Fargo Commercial Mortgage Trust, Series 2017-SMP A (1 month LIBOR + 0.875%, floor 0.875%) (d)(h)	5.982	12/15/34	1,625,000	1,551,701
WFRBS Commercial Mortgage Trust, Series 2012-C10 AS	3.241	12/15/45	493,089	461,014
WFRBS Commercial Mortgage Trust, Series 2012-C10 B	3.744	12/15/45	1,645,000	1,435,165
WFRBS Commercial Mortgage Trust, Series 2012-C10 C (d)	4.473	12/15/45	7,000,000	5,011,824
WFRBS Commercial Mortgage Trust, Series 2013-C14 B	3.841	06/15/46	1,500,000	1,242,004
WFRBS Commercial Mortgage Trust, Series 2013-C15 B (d)	4.584	08/15/46	3,800,000	3,176,485
WFRBS Commercial Mortgage Trust, Series 2013-C16 C (d)	5.161	09/15/46	2,225,000	2,147,394
WFRBS Commercial Mortgage Trust, Series 2014-C19 C	4.646	03/15/47	6,000,000	5,724,322
WFRBS Commercial Mortgage Trust, Series 2014-C20 C (f)	4.513	05/15/47	4,500,000	2,155,755

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023
	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

Commercial Mortgage-Backed Securities (continued)
WFRBS Commercial Mortgage Trust, Series 2014-C21 C	4.234	08/15/47	3,000,000	$2,512,075
WFRBS Commercial Mortgage Trust, Series 2014-C21 D (h)	3.497	08/15/47	5,000,000	3,613,353
WP Glimcher Mall Trust, Series 2015-WPG B (d)(h)	3.633	06/05/35	2,900,000	2,533,638

Convertible Bonds - 0.0%^				500,000
FedNat Holding Co. (e)(f)(h)(i)	5.000	04/19/26	5,000,000	500,000

Corporate Bonds - 55.5%				768,501,076
A10 Capital, LLC (h)	5.875	08/17/26	5,000,000	4,585,511
A10 Capital, LLC (h)	5.875	08/17/26	1,500,000	1,375,653
ACRES Commercial Realty Corp.	5.750	08/15/26	8,000,000	7,102,049
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.150	10/29/23	500,000	490,221
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.875	01/16/24	1,015,000	1,006,049
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.150	02/15/24	6,500,000	6,371,696
Aircastle Ltd.	4.400	09/25/23	600,000	595,115
Aircastle Ltd.	4.125	05/01/24	2,390,000	2,337,718
Aircastle Ltd.	4.250	06/15/26	670,000	631,804
Amerant Bancorp Inc.	5.750	06/30/25	10,000,000	9,822,815
AmTrust Financial Services, Inc.	6.125	08/15/23	39,078,000	38,634,554
Arbor Realty Trust, Inc. (h)	5.750	04/01/24	10,000,000	9,557,221
Arbor Realty Trust, Inc. (h)	4.750	10/15/24	10,000,000	9,518,318
Arbor Realty Trust, Inc.	4.750	10/15/24	1,000,000	951,832
Arena Finance II LLC (h)	6.750	09/30/25	2,000,000	1,800,000
Associated Banc-Corp	4.250	01/15/25	175,000	162,488
Assured Guaranty US Holdings Inc. (3 month LIBOR + 2.380%) (d)	7.246	12/15/66	31,751,000	25,083,290
Axos Financial, Inc. (4.875% to 10/01/25, then TSFR3M + 4.760%) (d)	4.875	10/01/30	8,000,000	7,079,836
BAC Capital Trust XIII (Greater of 4.000% or 3 month LIBOR + 0.400%, floor 4.000%) (d)(g)	5.266	06/16/23	1,950,000	1,445,913
Banc of California, Inc. (4.375% to 10/30/25, then SOFRRATE + 4.195%) (d)	4.375	10/30/30	12,500,000	8,999,931
Bank of America Corp. (5.200% to 06/01/23, then 3 month LIBOR + 3.135%) (d)(g)	5.200	07/03/23	2,500,000	2,481,250
Bank of America Corp. (4.0 times (USISDA10 - USISDA02 - 0.250%), floor 0.000%, cap 10.000%) (d)(e)	0.000	11/19/30	671,000	482,980
Bank of Montreal (4.800% to 08/25/24, then H15T5Y + 2.979%) (d)(g)	4.800	08/25/24	6,977,000	5,945,102
Bank of New York Mellon Corp. (3.700% to 03/20/26, then H15T5Y + 3.352%) (d)(g)	3.700	03/20/26	1,000,000	874,388
Bay Banks of Virginia, Inc. (5.625% to 10/15/24, then TSFR3M + 4.335%) (d)(h)	5.625	10/15/29	3,000,000	2,785,815
BayCom Corp. (5.250% to 09/15/25, then TSFR3M + 5.210%) (d)	5.250	09/15/30	8,460,000	7,080,064
BCB Bancorp, Inc. (5.625% to 08/01/23, then 3 month LIBOR + 2.720%) (d)(h)	5.625	08/01/28	9,000,000	8,886,511
BOKF Merger Corp. Number Sixteen (5.625% to 06/25/25, then 3 month LIBOR + 3.170%) (d)	5.625	06/25/30	10,000,000	9,769,495
Broadmark Realty Capital Inc. (h)	5.000	11/15/26	5,000,000	4,424,137
Byline Bancorp, Inc. (6.000% to 07/01/25, then TSFR3M + 5.880%) (d)	6.000	07/01/30	12,000,000	10,931,851
Capital Funding Bancorp, Inc. (h)	6.000	12/01/23	20,000,000	19,787,518

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023
	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Carrington Holding Co., LLC (h)	8.000	01/01/26	12,000,000	$11,700,000
Change Co. CDFI LLC (4.750% to 09/30/26, then SOFRRATE + 4.080%) (d)(h)	4.750	09/30/31	7,000,000	6,062,593
Citigroup, Inc. (4.0 times (USISDA30 - USISDA05), floor 0.000%, cap 10.000%) (d)(e)	0.000	07/09/28	740,000	589,530
Citigroup, Inc. (4.0 times (USISDA30 - USISDA05), floor 0.000%, cap 10.000%) (d)(e)	0.000	11/15/28	245,000	192,614
Citigroup, Inc. (4.0 times (USISDA30 - USISDA02), floor 0.000%, cap 10.000%) (d)(e)	0.000	12/23/29	1,152,000	851,767
Citigroup, Inc. (4.0 times (USISDA10 - USISDA02 - 0.250%), floor 0.000%, cap 10.000%) (d)(e)	0.000	11/19/30	727,000	524,507
Citigroup, Inc. (4.35 times (USISDA30 - USISDA05), floor 0.000%, cap 10.000%) (d)(e)	0.000	07/09/33	1,394,000	913,264
Citigroup, Inc. (5.0 times (USISDA30 - USISDA05), floor 0.000%, cap 10.000%) (d)(e)	0.000	12/20/33	2,863,000	1,845,447
Citigroup, Inc. (3 month LIBOR + 0.550%) (d)	5.946	08/25/36	868,000	712,025
Comerica Bank (5.332% to 08/25/32, then SOFRRATE + 2.610%) (d)	5.332	08/25/33	8,000,000	6,131,318
Comerica Inc.	4.000	02/01/29	2,000,000	1,609,799
Congressional Bancshares, Inc. (5.750% to 12/01/24, then TSFR3M + 4.390%) (d)(h)	5.750	12/01/29	5,000,000	4,621,573
ConnectOne Bancorp, Inc. (5.750% to 06/15/25, then TSFR3M + 5.605%) (d)	5.750	06/15/30	7,780,000	7,186,451
County Bancorp, Inc. (5.875% to 06/01/23, then 3 month LIBOR + 2.884%) (d)	5.875	06/01/28	8,250,000	7,459,237
Crown Capital Holdings LLC (h)	12.500	01/15/25	7,000,000	6,963,033
Enterprise Products Operating LLC (3 month LIBOR + 2.7775%) (d)	7.740	06/01/67	8,538,000	7,726,890
Enterprise Products Operating LLC (5.250% to 08/16/27, then 3 month LIBOR + 3.033%) (d)	5.250	08/16/77	6,666,000	5,763,626
EverBank Financial Corp. (3 month LIBOR + 4.704%) (d)	9.570	03/15/26	4,000,000	3,941,356
Everest Reinsurance Holdings Inc. (3 month LIBOR + 2.385%) (d)	7.706	05/01/67	17,705,000	14,960,725
F&M Financial Services Corp. (5.950% to 09/15/24, then TSFR3M + 4.840%) (d)(h)	5.950	09/15/29	9,000,000	8,427,379
FedNat Holding Co. (e)(f)(i)(j)	7.750	03/15/29	17,000,000	3,060,000
Fidelity Federal Bancorp (6.875% to 10/15/23, then 3 month LIBOR + 3.790%) (d)(h)	6.875	10/15/28	6,500,000	6,355,919
Fidelity Federal Bancorp (6.000% to 11/01/24, then TSFR3M + 4.650%) (d)(h)	6.000	11/01/29	7,000,000	6,518,917
Fifth Third Bancorp (3 month LIBOR + 3.129%) (d)(g)	8.288	07/03/23	10,997,000	9,732,345
Fifth Third Bancorp	4.300	01/16/24	2,644,000	2,591,940
First Financial Bancorp (5.250% to 05/15/25, then TSFR3M + 5.090%) (d)	5.250	05/15/30	3,000,000	2,637,584
FNB Corp.	4.875	10/02/25	2,000,000	1,736,975
FPL Group, Inc. (3 month LIBOR + 2.0675%) (d)	7.244	10/01/66	9,285,000	7,660,125
General Electric Co. (3 month LIBOR + 3.330%) (d)(g)	8.196	09/15/23	18,031,000	17,949,860
Great Ajax Operating Partnership L.P. (h)	8.875	09/01/27	3,500,000	3,381,606
Hallmark Financial Services, Inc. (i)	6.250	08/15/29	13,000,000	3,250,000
Hilltop Holdings Inc. (5.750% to 05/15/25, then TSFR3M + 5.680%) (d)	5.750	05/15/30	8,000,000	7,293,203
Horizon Bancorp, Inc. (5.625% to 07/01/25, then TSFR3M + 5.490%) (d)	5.625	07/01/30	6,750,000	5,972,612

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023
	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Hospitality Properties Trust	4.750	10/01/26	2,000,000	$1,707,645
Howard Bancorp Inc. (6.000% to 12/06/23, then 3 month LIBOR + 3.020%) (d)(h)	6.000	12/06/28	3,000,000	2,901,262
IIP Operating Partnership, LP	5.500	05/25/26	3,000,000	2,531,986
JPMorgan Chase & Co. (4.000% to 04/01/25, then TSFR3M + 2.745%) (d)(g)	4.000	04/01/25	5,000,000	4,512,900
KeyBank N.A.	4.900	08/08/32	7,000,000	5,598,246
Lincoln National Corp. (3 month LIBOR + 2.3575%) (d)	7.688	05/17/66	29,378,000	18,581,585
Lincoln National Corp. (3 month LIBOR + 2.040%) (d)	7.290	04/20/67	25,384,000	15,611,160
Manufacturers & Traders Trust Co.	5.400	11/21/25	1,000,000	973,797
Medallion Financial Corp. (h)	8.250	03/22/24	10,000,000	9,850,000
Meridian Corp. (5.375% to 12/30/24, then TSFR3M + 3.950%) (d)	5.375	12/30/29	10,000,000	9,152,142
Midland States Bancorp, Inc. (5.000% to 09/30/24, then TSFR3M + 3.610%) (d)	5.000	09/30/29	5,500,000	4,752,578
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. (h)	6.500	06/20/27	4,250,000	4,243,077
Minnwest Corp. (5.875% to 07/15/23, then 3 month LIBOR + 2.980%) (d)(h)	5.875	07/15/28	6,000,000	5,953,573
MPT Operating Partnership, L.P. / MPT Finance Corp.	5.250	08/01/26	275,000	243,054
Mylan N.V.	3.950	06/15/26	1,975,000	1,878,436
New York Mortgage Trust, Inc.	5.750	04/30/26	5,000,000	4,607,879
Newport Realty Trust, Inc. (h)	6.250	12/01/24	10,000,000	9,425,000
Newport Realty Trust, Inc.	6.250	12/01/24	1,000,000	942,500
NexBank Capital, Inc. (3 month LIBOR + 4.585%) (d)(h)	9.748	09/30/27	5,000,000	4,901,806
Nexpoint Real Estate Finance, Inc.	5.750	05/01/26	10,000,000	8,236,900
Northpointe Bancshares, Inc. (6.000% to 09/30/24, then TSFR3M + 4.905%) (d)(h)	6.000	09/30/29	5,000,000	4,675,414
Northpointe Bank (6.875% to 10/01/23, then 3 month LIBOR + 3.765%) (d)(h)	6.875	10/01/28	5,000,000	4,899,442
OceanFirst Financial Corp. (5.250% to 05/15/25, then TSFR3M + 5.095%) (d)	5.250	05/15/30	6,000,000	5,417,394
Office Properties Income Trust	4.500	02/01/25	100,000	83,059
Old Second Bancorp, Inc. (3 month LIBOR + 3.850%) (d)	9.009	12/31/26	1,945,000	1,901,372
Omega Healthcare Investors, Inc.	4.375	08/01/23	1,028,000	1,021,384
Omega Healthcare Investors, Inc.	5.250	01/15/26	525,000	510,404
Orrstown Financial Services, Inc. (6.000% to 12/30/23, then 3 month LIBOR + 3.160%) (d)	6.000	12/30/28	1,750,000	1,572,047
Pacific Premier Bancorp, Inc. (5.375% to 06/15/25, then TSFR3M + 5.170%) (d)	5.375	06/15/30	5,000,000	4,099,044
Parkway Bancorp, Inc. (6.000% to 03/31/25, then 3 month LIBOR + 5.390%) (d)(h)	6.000	03/31/30	10,000,000	9,174,398
Pathfinder Bancorp, Inc. (5.500% to 10/15/25, then TSFR3M + 5.320%) (d)	5.500	10/15/30	9,650,000	7,714,400
PCAP Holdings LP (h)	6.500	07/15/28	10,000,000	8,905,415
Pedcor Bancorp (7.250% to 02/15/24, then 3 month LIBOR + 4.600%) (d)(h)	7.250	02/15/29	3,000,000	2,907,961
Pelorus Fund REIT LLC (h)	7.000	09/30/26	5,000,000	4,589,783
Pinnacle Financial Partners, Inc. (4.125% to 09/15/24, then 3 month LIBOR + 2.775%) (d)	4.125	09/15/29	5,000,000	4,604,397

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023
	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Post Brothers Holdings LLC (h)	9.000	08/18/25	5,000,000	$4,952,787
RBB Bancorp (6.180% to 12/01/23, then 3 month LIBOR + 3.150%) (d)	6.180	12/01/28	7,000,000	6,450,673
Ready Capital Corp.	6.125	04/30/25	5,000,000	4,837,391
Ready Capital Corp.	5.500	12/30/28	10,000,000	8,255,335
ReadyCap Holdings, LLC (h)	4.500	10/20/26	10,000,000	8,969,570
Reinsurance Group of America, Inc. (3 month LIBOR + 2.665%) (d)	7.531	12/15/65	33,529,000	27,954,468
Reliant Bancorp Inc. (5.125% to 12/15/24, then TSFR3M + 3.765%) (d)	5.125	12/15/29	13,000,000	11,880,461
SCRE Intermediate Holdco, LLC (h)	6.500	02/15/27	8,000,000	7,275,278
Scripps Networks Interactive, Inc.	3.950	06/15/25	491,000	473,250
Signature Bank New York (e)(f)(i)	4.000	10/15/30	4,295,000	32,345
South Street Securities Funding LLC (h)	6.250	12/30/26	5,000,000	4,572,204
Southern National Bancorp of Virginia, Inc. (3 month LIBOR + 3.950%) (d)(h)	9.249	01/31/27	2,000,000	1,960,100
Southern National Bancorp of Virginia, Inc. (5.400% to 09/01/25, then TSFR3M + 5.310%) (d)	5.400	09/01/30	2,000,000	1,809,569
SouthState Corp. (5.750% to 06/01/25, then TSFR3M + 5.617%) (d)	5.750	06/01/30	690,000	649,486
State Street Corp. (3 month LIBOR + 3.597%) (d)(g)	8.463	09/15/23	1,703,000	1,694,600
Synchrony Bank	5.400	08/22/25	1,000,000	950,728
Synchrony Financial	4.875	06/13/25	2,576,000	2,429,220
Texas State Bankshares, Inc. (5.750% to 06/15/24, then 3 month LIBOR + 3.550%) (d)(h)	5.750	06/15/29	4,000,000	3,785,002
TransCanada PipeLines Ltd. (3 month LIBOR + 2.210%) (d)	7.531	05/15/67	24,473,000	18,905,206
Transverse Insurance Group, LLC (h)	6.000	12/15/26	5,000,000	4,562,480
Trinitas Capital Management, LLC (h)	6.000	07/30/26	3,000,000	2,670,000
TriState Capital Holdings, Inc. (5.750% to 05/15/25, then 3 month LIBOR + 5.360%) (d)	5.750	05/15/30	10,775,000	9,823,032
Truist Financial Corp. (4.800% to 09/01/24, then H15T5Y + 3.003%) (d)(g)	4.800	09/01/24	10,552,000	8,810,920
Truist Financial Corp. (3 month LIBOR + 3.102%) (d)(g)	7.968	12/15/24	3,000,000	2,872,500
United Insurance Holdings Corp. (k)	7.250	12/15/27	2,250,000	1,575,000
Universal Insurance Holdings, Inc.	5.625	11/30/26	7,000,000	6,235,388
Upjohn Inc.	2.300	06/22/27	500,000	437,373
UTB Financial Holding Co. (6.500% to 09/01/23, then 3 month LIBOR + 3.620%) (d)(h)	6.500	09/01/28	6,000,000	5,899,096
Valley National Bancorp	4.550	06/30/25	8,000,000	7,172,018
VeriSign, Inc.	4.750	07/15/27	1,356,000	1,335,271
Volunteer State Bancshares, Inc. (5.750% to 11/15/24, then TSFR3M + 4.365%) (d)(h)	5.750	11/15/29	9,000,000	8,336,897
Waypoint Residential LLC (h)	12.500	12/15/26	10,000,000	9,960,033
Webster Financial Corp. (4.000% to 12/30/24, then TSFR3M + 2.530%) (d)	4.000	12/30/29	9,700,000	8,992,651
WEC Energy Group, Inc. (3 month LIBOR + 2.1125%) (d)	7.433	05/15/67	570,000	464,550
Wingspire Equipment Finance LLC (h)	6.000	06/30/26	6,000,000	5,509,409

Residential Mortgage-Backed Securities - 0.0%^				138,653
Hawaii Housing Finance & Development Corp.	2.600	07/01/37	155,637	138,653

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023
	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

Sovereign Bonds - 0.3%				$4,808,968
Antares Holdings LP (h)	6.000	08/15/23	4,830,000	4,808,968

Taxable Municipal Bonds - 0.1%				1,114,900
Pontotoc County OK Educational Facilities Authority	4.119	09/01/23	45,000	44,819
Summit County OH Development Finance Authority	6.250	05/15/26	425,000	425,363
Utah Infrastructure Agency Telecommunications Revenue and Refunding	3.500	10/15/23	650,000	644,718

U.S. Government & Agency Securities - 0.4%				4,941,797
U.S. Treasury Bonds	2.875	11/30/23	5,000,000	4,941,797

U.S. Government Agency Mortgage-Backed Securities - 3.7%				51,901,847
Fannie Mae Interest Strip, Series 419 C6 (IO)	3.500	05/25/44	2,628,785	410,594
Fannie Mae Pool, Series 890163	5.500	03/01/24	666	663
Fannie Mae REMIC, Series 2011-3 KA	5.000	04/25/40	51,500	50,638
Fannie Mae REMIC, Series 2011-136 ES (IO) (-1.0 times 1 month LIBOR + 6.550%, floor 0.000%, cap 6.550%) (d)	1.412	02/25/41	231,443	1,102
Fannie Mae REMIC, Series 2012-14 DS (IO) (-1.0 times 1 month LIBOR + 6.500%, floor 0.000%, cap 6.500%) (d)	1.362	03/25/42	5,525,609	666,590
Fannie Mae REMIC, Series 2013-7 EI (IO)	3.000	10/25/40	2,462,151	104,588
Fannie Mae REMIC, Series 2013-20 CS (IO) (-1.0 times 1 month LIBOR + 6.150%, floor 0.000%, cap 6.150%) (d)	1.012	03/25/43	1,884,146	169,682
Fannie Mae REMIC, Series 2013-29 AI (IO)	2.500	04/25/28	1,511,187	61,160
Fannie Mae REMIC, Series 2013-31 IH (IO)	3.500	02/25/43	1,427,612	98,314
Fannie Mae REMIC, Series 2013-38 CI (IO)	3.000	04/25/28	3,956,012	169,665
Fannie Mae REMIC, Series 2013-93 SI (IO) (-1.0 times 1 month LIBOR + 5.170%, floor 0.000%, cap 5.170%) (d)	0.136	09/25/43	7,085,414	987,697
Fannie Mae REMIC, Series 2016-64 CI (IO)	3.500	07/25/43	999,120	98,842
Fannie Mae REMIC, Series 2019-44 IP (IO)	4.000	09/25/46	751,729	36,698
Fannie Mae REMIC, Series 2020-63 KG	2.500	09/25/50	2,470,378	2,202,738
Fannie Mae REMIC, Series 2020-88 Z	2.000	12/25/50	2,607,354	1,363,443
Fannie Mae REMIC, Series 2020-94 HC	1.000	01/25/51	25,142	22,504
Fannie Mae REMIC, Series 2021-57 EA	1.000	05/25/46	7,329,081	5,911,240
Fannie Mae REMIC, Series 2021-72 UZ	2.000	10/25/51	2,253,968	1,046,507
Freddie Mac REMIC, Series 4060 SJ (IO) (-1.0 times 1 month LIBOR + 6.650%, floor 0.000%, cap 6.650%) (d)	1.543	02/15/41	210,397	1,568
Freddie Mac REMIC, Series 4109 AI (IO)	3.000	07/15/31	4,191,805	127,659
Freddie Mac REMIC, Series 4116 US (IO) (-1.0 times 1 month LIBOR + 4.600%, floor 0.000%, cap 4.600%) (d)(e)	0	10/15/42	4,310,747	222,075
Freddie Mac REMIC, Series 4136 IH (IO)	3.500	09/15/27	1,539,411	51,562
Freddie Mac REMIC, Series 4139 EI (IO)	3.000	09/15/31	1,409,947	65,302
Freddie Mac REMIC, Series 4219 AI (IO)	3.500	01/15/43	788,105	88,926
Freddie Mac REMIC, Series 4238 NS (IO) (-1.0 times 1 month LIBOR + 6.700%, floor 0.000%, cap 6.700%) (d)	1.593	02/15/42	749,723	71,651
Freddie Mac REMIC, Series 4760 IB (IO)	4.000	10/15/42	4,767,260	555,913
Freddie Mac REMIC, Series 5041 JH	1.500	11/25/50	764,885	391,735

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023
	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

U.S. Government Agency Mortgage-Backed Securities (continued)
Freddie Mac REMIC, Series 5083 ZJ	2.000	03/25/51	3,177,070	$1,690,175
Freddie Mac REMIC, Series 5115 CZ	3.000	04/25/51	519,315	331,757
Freddie Mac REMIC, Series 5142 ZH	2.500	09/25/51	1,369,935	854,232
Freddie Mac REMIC, Series 5146 ZY	2.000	07/25/51	3,322,042	1,748,327
Freddie Mac REMIC, Series 5154 ZQ	2.500	10/25/51	4,360,708	2,787,871
Freddie Mac REMIC, Series 5160 TZ	1.500	08/25/50	249,105	103,499
Ginnie Mae Pool, Series 78-2071X	7.000	05/15/33	7,318	7,588
Ginnie Mae REMIC Trust, Series 2012-27 (IO) (d)	0.267	04/16/53	11,835,804	36,853
Ginnie Mae REMIC Trust, Series 2015-81 (IO) (d)	0.209	10/16/56	13,910,440	152,329
Ginnie Mae REMIC Trust, Series 2016-51 ID (IO)	4.000	03/20/43	2,125,582	110,097
Ginnie Mae REMIC Trust, Series 2017-104 JI (IO)	4.000	06/20/44	1,003,166	26,242
Ginnie Mae REMIC Trust, Series 2019-59 IM (IO)	4.000	12/20/48	97,135	1,655
Ginnie Mae REMIC Trust, Series 2019-59 MI (IO)	4.000	05/20/49	170,109	15,207
Ginnie Mae REMIC Trust, Series 2019-71 IO (IO)	3.500	06/20/49	203,192	23,639
Ginnie Mae REMIC Trust, Series 2019-71 IQ (IO)	3.500	06/20/49	188,292	10,468
Ginnie Mae REMIC Trust, Series 2019-78 IQ (IO)	4.000	04/20/49	169,782	4,863
Ginnie Mae REMIC Trust, Series 2019-78 QI (IO)	4.000	06/20/49	213,606	8,060
Ginnie Mae REMIC Trust, Series 2019-136 ES (IO) (-1.0 times 1 month LIBOR + 6.050%, floor 0.000%, cap 6.050%) (d)	0.902	03/20/48	4,523,993	319,525
Ginnie Mae REMIC Trust, Series 2019-136 P	1.500	10/20/45	8,268,561	6,888,584
Ginnie Mae REMIC Trust, Series 2020-134 BZ	1.000	09/16/50	1,004,502	441,613
Ginnie Mae REMIC Trust, Series 2021-27 ZL	1.000	02/20/51	1,623,669	717,937
Ginnie Mae REMIC Trust, Series 2021-66 PU	1.000	04/20/51	389,458	351,012
Ginnie Mae REMIC Trust, Series 2021-130 CZ	3.000	07/20/51	2,517,541	1,771,948
Ginnie Mae REMIC Trust, Series 2021-131 MZ	2.000	07/20/51	1,194,544	643,532
Ginnie Mae REMIC Trust, Series 2021-136 EZ	2.500	08/20/51	4,240,260	2,725,418
Ginnie Mae REMIC Trust, Series 2021-136 KZ	2.000	08/20/51	6,813,182	4,298,541
Ginnie Mae REMIC Trust, Series 2021-136 QZ	2.000	08/20/51	3,208,300	1,965,955
Ginnie Mae REMIC Trust, Series 2021-139 ZJ	2.500	08/20/51	2,143,950	1,426,387
Ginnie Mae REMIC Trust, Series 2021-142 MZ	2.000	08/20/50	710,243	389,764
Ginnie Mae REMIC Trust, Series 2021-154 AZ	2.500	09/20/51	3,308,503	2,201,073
Ginnie Mae REMIC Trust, Series 2021-154 PZ	2.500	09/20/51	3,022,132	1,944,888
Ginnie Mae REMIC Trust, Series 2021-156 NZ	2.000	09/20/51	3,827,375	2,357,459
Ginnie Mae REMIC Trust, Series 2021-158 PU	1.000	09/20/51	1,233,097	566,293
		Shares or Principal Amount
SHORT-TERM INVESTMENTS - 2.5%			34,968,519
(COST $34,968,518)

Money Market Fund - 0.0%^			100,000
First American Government Obligations Fund Class X (a)	4.970	100,000	100,000

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023
	Rate (%)	Maturity Date	Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)

U.S. Government & Agency Securities - 2.5%				$34,868,519
U.S. Treasury Bills (b)	5.239	06/06/23	5,000,000	4,996,488
U.S. Treasury Bills (b)	5.098	06/08/23	5,000,000	4,995,126
U.S. Treasury Bills (b)	5.172	06/13/23	5,000,000	4,991,508
U.S. Treasury Bills (b)	4.839	07/06/23	10,000,000	9,952,867
U.S. Treasury Bills (b)	5.097	07/20/23	10,000,000	9,932,530

TOTAL INVESTMENTS - 98.6% (COST $1,666,944,761)				1,366,871,748

NET OTHER ASSETS AND LIABILITIES - 1.4%				18,727,988

NET ASSETS - 100.0%				$1,385,599,736
(a)	Rate shown represents the 7-day yield at May 31, 2023.
(b)	Rate shown represents the current yield for U.S. Treasury Bills at May 31, 2023.
(c)	Security is a “step-up” bond where the coupon increases or steps up at a predetermined date. Securities which do not indicate a future coupon rate in their description above are at their final coupon rate at May 31, 2023.
(d)	Variable rate security. Interest rates reset periodically. Interest rate shown reflects the rate in effect at May 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(e)	Non-income producing security.
(f)	Issuer in default on interest and/or principal repayment.
(g)	Perpetual maturity. Date shown represents next contractual call date.
(h)	Security subject to restrictions on resale under federal securities laws and which therefore may only be resold upon registration under the Securities Act of 1933, as amended, or in transactions exempt from registration, including sales to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2023, the aggregate value of these securities was $568,969,715, representing 41.06% of net assets.
(i)	Illiquid security at May 31, 2023. At May 31, 2023, the aggregate value of these securities was $68,760,271, representing 4.96% of net assets.
(j)	Level 3 security as described in the accompanying notes. Securities valued using unadjusted broker quotes from brokers or pricing services. Such values are based on unobservable inputs. At May 31, 2023, the aggregate value of these securities was $3,560,000, representing 0.26% of net assets.
(k)	Rate is subject to adjustment due to credit ratings service downgrades or subsequent upgrades.
^	Rounds to 0.0%.

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023
Abbreviations
H15T5Y	5-Year Treasury Constant Maturity Rate
IO	Interest Only Security
LIBOR	London Interbank Offered Rate
SOFRRATE	U.S. Secured Overnight Financing Rate
TSFR3M	CME Term SOFR 3-Month Rate
USISDA02	2-Year Dollar ICE Swap Rate
USISDA05	5-Year Dollar ICE Swap Rate
USISDA10	10-Year Dollar ICE Swap Rate
USISDA30	30-Year Dollar ICE Swap Rate

CFDI	Community Development Financial Institution
DAC	Designated Activity Company
N.V.	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit

The following is a summary of the inputs used to value the Funds’ investments as of May 31, 2023:

	Level 1	Level 2	Level 3	Total
Bonds
Asset-backed securities	$–	$240,755,535	$–	$240,755,535
Commercial mortgage-backed securities	–	259,240,453	–	259,240,453
Convertible bonds	–	–	500,000	500,000
Corporate bonds	–	765,441,076	3,060,000	768,501,076
Residential mortgage-backed securities	–	138,653	–	138,653
Sovereign bonds	–	4,808,968	–	4,808,968
Taxable municipal bonds	–	1,114,900	–	1,114,900
U.S. Government & Agency Securities	–	4,941,797	–	4,941,797
U.S. government agency mortgage-backed securities	–	51,901,847	–	51,901,847
Total bonds	–	1,328,343,229	3,560,000	1,331,903,229
Short-term investments
Money market funds	100,000	–	–	100,000
U.S. government & agency securities	–	34,868,519	–	34,868,519
Total short-term investments	100,000	34,868,519	–	34,968,519
Total investments	$100,000	$1,363,211,748	$3,560,000	$1,366,871,748

For more information on valuation inputs, see financial statement Note 2 - Significant Accounting Policies.

Level 3 Securities Reconciliation	Convertible bonds	Corporate bonds	Total
Balance as of November 30, 2022	$1,925,000	$6,848,178	$8,773,178
Purchases	–	–	–
Sales	–	–	–
Net realized gain (loss)	–	–	–
Net change in unrealized appreciation (depreciation)	(1,425,000)	(3,788,178)	(5,213,178)
Accrued interest	–	–	–
Transfers into level 3	–	–	–
Transfer out of level 3	–	–	–
Balance as of May 31, 2023(a)	$500,000	$3,060,000	$3,560,000

(a) Represents two FedNat Holding Co. securities using unobservable inputs. These securities were fair valued as of May 31, 2023 using unadjusted broker quotes from brokers or pricing services.

See Notes to Financial Statements.

FUND EXPENSE EXAMPLES (Unaudited)
May 31, 2023

Example

A Fund shareholder may incur two types of costs: (1) transaction costs such as redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2022 to May 31, 2023.

Actual Expenses

The first line of the table below under each Fund provides information about actual account values and actual expenses for such Fund. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below under each Fund provides information about hypothetical account values and hypothetical expenses based on such Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Six-Month Period Ended May 31, 2023	Expense Ratio for the Period	Beginning Account Value 12/01/22	Ending Account Value 05/31/23	Expenses Paid During the Period*
LargeCap Fund
Actual	0.99%	$1,000.00	$1,010.06	$4.96
Hypothetical (5% return before expenses)	0.99%	$1,000.00	$1,020.06	$4.99
MidCap Fund
Actual	1.15%	$1,000.00	$945.17	$5.58
Hypothetical (5% return before expenses)	1.15%	$1,000.00	$1,019.27	$5.79
Bond Fund
Actual	0.76%	$1,000.00	$997.51	$3.78
Hypothetical (5% return before expenses)	0.76%	$1,000.00	$1,021.21	$3.83
*	Expenses are equal to the annualized [net] expense ratio for each Fund, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

For more information, please refer to the Funds’ Prospectus.

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

May 31, 2023 (In thousands, except per share amounts)
	LARGECAP FUND		MIDCAP FUND	BOND FUND

Assets
Total investments in securities, at value (a)	$156,196		$49,889	$1,366,872
Cash	–		–	5,742
Receivable from fund shares sold	38		27	1,310
Dividends and interest receivable	284		99	15,239
Prepaid expenses	15		13	46
Total assets	156,533		50,028	1,389,209
Liabilities
Payable for fund shares redeemed	28		–	2,630
Accrued expenses payable	24		18	165
Accrued directors expense payable	–		1	3
Due to Advisor	107		35	811
Total liabilities	159		54	3,609
Net assets	$156,374		$49,974	$1,385,600
Net assets consist of
Capital stock ($.001 par value)	$118,457		$41,971	$2,010,757
Total distributable earnings (accumulated deficit)	37,917		8,003	(625,157)
Net assets	$156,374		$49,974	$1,385,600
Net asset value per share
Shares of capital stock outstanding (unlimited shares authorized)	1,719		4,026	143,511
Offering and redemption price	$90.98	(b)	$12.41	$9.65 (b)

(a) Cost of investments in securities	$123,535		$44,150	$1,666,945
(b) Does not recalculate due to rounding

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS (Unaudited)

Six-Month Period Ended May 31, 2023 (In thousands)
	LARGECAP	MIDCAP	BOND
	FUND	FUND	FUND

Investment income
Interest	$2	$2	$46,110
Dividends	1,398	486	–
Less foreign taxes withheld	(10)	(4)	–
Total investment income	1,390	484	46,110
Expenses
Investment advisory fees	728	261	4,628
Shareholder servicing costs	40	15	446
Administrative & accounting services fees	66	34	273
Directors fees	16	12	80
Custody fees	7	4	74
Professional fees	20	19	45
Federal & state registration	14	14	38
Interest expense from line of credit (see note 2)	2	2	1
Other expenses	26	13	285
Total expenses	919	374	5,870
Less expenses reimbursed by Advisor	(146)	(71)	–
Net expenses	773	303	5,870
Net investment income	617	181	40,240
Realized and unrealized gain (loss)
Net realized gain (loss) on investments	4,871	2,369	(22,058)
Net unrealized appreciation (depreciation) on investments	(3,214)	(5,283)	(13,613)
Net realized and unrealized gain (loss)	1,657	(2,914)	(35,671)
Increase (Decrease) in net assets resulting from operations	$2,274	($2,733)	$4,569

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

(In thousands)
	LARGECAP FUND		MIDCAP FUND		BOND FUND

	Six-Month Period Ended May 31, 2023 (Unaudited)	Year Ended November 30, 2022	Six-Month Period Ended May 31, 2023 (Unaudited)	Year Ended November 30, 2022	Six-Month Period Ended May 31, 2023 (Unaudited)	Year Ended November 30, 2022
Operations
Net investment income	$617	$1,261	$181	$374	$40,240	$70,531
Net realized gain (loss) on investments	4,871	5,861	2,369	5,225	(22,058)	(29,723)
Net unrealized appreciation (depreciation) on investments	(3,214)	(18,046)	(5,283)	(8,888)	(13,613)	(198,947)
Net increase (decrease) in net assets resulting from operations	2,274	(10,924)	(2,733)	(3,289)	4,569	(158,139)
Distributions to shareholders
Total distributions to shareholders	(7,135)	(8,223)	(5,537)	(5,651)	(41,607)	(72,973)
Net decrease in net assets resulting from distributions to shareholders	(7,135)	(8,223)	(5,537)	(5,651)	(41,607)	(72,973)
Fund share transactions
Proceeds from shares sold	3,385	20,031	2,022	2,442	82,668	370,037
Reinvestment of distributions	6,980	8,115	5,490	5,569	40,154	69,701
Cost of shares redeemed	(6,518)	(17,053)	(4,176)	(5,080)	(404,214)	(1,086,617)
Net increase (decrease) in net assets resulting from fund share transactions	3,847	11,093	3,336	2,931	(281,392)	(646,879)
Total (decrease) in net assets	(1,014)	(8,054)	(4,934)	(6,009)	(318,430)	(877,991)
Net assets
Beginning of year	157,388	165,442	54,908	60,917	1,704,030	2,582,021
End of period	$156,374	$157,388	$49,974	$54,908	$1,385,600	$1,704,030

Share transactions
Shares sold	38	200	157	165	8,365	34,829
Shares issued in reinvestment of distributions	83	77	447	347	4,125	6,673
Shares redeemed	(73)	(176)	(329)	(331)	(41,071)	(103,239)
Net increase (decrease) in fund shares outstanding	48	101	275	181	(28,581)	(61,737)

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

May 31, 2023

NOTE 1 - ORGANIZATION
Thompson IM Funds, Inc. (the “Company”) is a Wisconsin corporation registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company.

The Company consists of separate mutual funds series (each, a “Fund,” and collectively, the “Funds”): Thompson LargeCap Fund (the “LargeCap Fund”), Thompson MidCap Fund (the “MidCap Fund”) and Thompson Bond Fund (the “Bond Fund”). The assets and liabilities of each Fund are segregated and a shareholder’s interest is limited to the Fund in which the shareholder owns shares. The objectives and strategies of each Fund are described in the Funds’ Prospectus.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies.

VALUATION POLICY AND PROCEDURES - The Funds’ Board of Directors (the “Funds’ Board”) has adopted methods for valuing securities set forth in the Funds’ Pricing Policies and Procedures, including circumstances in which market quotes are not readily available or deemed to be unreliable, and has delegated authority to the Advisor, as the Board appointed valuation designee, to apply those methods in making fair value determinations in accordance with procedures approved by the Board. The valuation designee has established a valuation committee that, along with other Advisor employees, administers, implements, and oversees the fair valuation process and makes fair value decisions. The valuation committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services; considers circumstances in the markets which may require it to make or adjust valuation determinations; and reviews previous valuation determinations. The valuation committee reports on its activities and any changes to the fair valuation guidelines to the Funds’ Board.

Rule 2a-5 adopted by the Securities and Exchange Commission (the “SEC”) governing fund valuation practices has established a framework for determining fair value in good faith for purposes of Section 29(a)(41) of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. The Funds adopted a valuation policy adhering to the new rule and there was no material impact to the Funds.

VALUATION MEASUREMENTS - In accordance with generally accepted accounting principles in the United States of America (“GAAP”), fair value is defined as the price that each Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

May 31, 2023

Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. The Funds consider observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The determination of what constitutes “observable” requires significant judgment by the Funds. The categorization of a security within the hierarchy is based upon the pricing transparency of the security and does not necessarily correspond to a Fund’s perceived risk of that security. The inputs used to measure fair value may fall into different levels of the fair valuation hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level that is significant to the fair value measurement in its entirety.

SECURITY VALUATION - Each Fund’s equity securities, including common stocks, ADRs, REITs and rights, are valued at their market prices (generally the last reported sales price on the exchange where the securities are primarily traded or, for Nasdaq-listed securities, at their Nasdaq Official Closing Prices). If no sales are reported on a particular day, the mean between the highest bid and lowest asked quotations at the close of the exchanges will generally be used. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. When adjustments to observable prices are applied or when the market is considered inactive, securities will be categorized in level 2 of the fair value hierarchy.

Investments in money market mutual funds are generally priced at the ending net asset value provided by the service agent of the funds. These securities will be categorized as level 1 securities.

Fixed-income securities such as corporate bonds, convertible bonds, asset-backed securities, mortgage-backed securities, U.S. government and agency securities, sovereign bonds, municipal bonds and commercial paper are typically valued based on valuations published by an independent pricing service, which uses various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Factors considered by pricing services include market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads and fundamental analytical data relating to the issuer. Short-term investments in fixed-income securities (those with remaining maturities of 60 days or less) are generally valued on an amortized cost basis. Fixed-income securities will generally be categorized in level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in level 3.

Where market quotations are not readily available or are unreliable, a value is determined in good faith pursuant to procedures established by the Funds’ Board. When determining the value of a security, consideration is given to the facts and circumstances relevant to the particular situation, which includes factors such as fundamental analytical data relating to the investment, which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, nature and duration of any restrictions on disposition of the security and an evaluation of forces that influence the market in which the securities are purchased or sold. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Investment securities transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Discounts/ premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method for both book and tax purposes. Gains and losses on paydowns of asset-backed and mortgage-backed securities are reflected in interest income on the Statements of Operations. Payments received for interest-only or “IO” class mortgage securities are included in interest income. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a daily basis until maturity. These adjustments are included in interest income on the Statements of Operations. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable, and have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The ability of the issuers of the debt securities held by the Funds to meet their obligations may be affected by economic developments in a specific industry, state, or region. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

May 31, 2023

In March 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2017-08, Receivables-Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to estimated maturity. Management has evaluated ASU 2017-08 and concluded these changes do not have a material impact on the Funds’ financial statements.

EXPENSES - Each Fund is charged for those expenses that are directly attributed to it. Expenses that are not readily identifiable to a specific Fund are generally allocated among the Funds in proportion to the relative sizes of the Funds.

SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED-DELIVERY BASIS - Each Fund may purchase securities on a when-issued or delayed-delivery basis. When-issued securities are securities purchased with delivery to occur at a later date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes a commitment to purchase a security on a when- issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. Each Fund designates and maintains cash and marketable securities at least equal in value to commitments for when-issued securities. There were no when-issued or delayed-delivery transactions at May 31, 2023.

LINE OF CREDIT - The Funds have established an unsecured line of credit (“LOC”) with U.S. Bank N.A. which expires November 3, 2023, used primarily to finance redemption payments. Each individual Fund’s borrowing under the LOC is limited to 5% of the value of that Fund’s net assets, 33.33% of the value of the Fund’s investments, or any explicit borrowing limits imposed by the LOC, whatever is less. Interest is charged at the prime rate, which was 8.25% as of May 31, 2023. As of May 31, 2023, the limits established are: LargeCap Fund - $7,000,000, MidCap Fund - $2,000,000 and Bond Fund - $90,000,000. All terms and borrowing limits imposed by the LOC are subject to review and approval by the Funds’ Board. The LOC was drawn down during the period; however, as of May 31, 2023, there were no borrowings by the Funds outstanding under the LOC. The following table shows the average balance, average interest rate, interest expense, and maximum borrowings incurred by the Funds on the LOC for the six-month period ended May 31, 2023.

	Average Balance	Average Interest Rate	Interest Expense	Maximum Borrowing	Date of Maximum Borrowing
LargeCap Fund	$40,863	7.65%	$1,580	$711,000	12/27/2022
MidCap Fund	$53,451	7.59%	$2,051	$1,607,000	12/23/2022 to 12/26/2022
Bond Fund	$16,368	7.75%	$641	$993,000	3/10/2023 to 3/12/2023

USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

GUARANTEES AND INDEMNIFICATIONS - Under the Funds’ organizational documents, each Director, officer, employee or other agent of the Funds (including the Funds’ investment advisor) is indemnified, to the extent permitted by the 1940 Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.

DISTRIBUTIONS TO SHAREHOLDERS - Distributions to shareholders from net investment income and realized gains on securities for the LargeCap Fund and MidCap Fund normally are declared at least annually. Bond Fund distributions to

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

May 31, 2023

shareholders from net investment income normally are declared on a quarterly basis, and distributions to shareholders from realized gains on securities normally are declared at least annually. Distributions are recorded on the ex-dividend date.

FEDERAL INCOME TAXES - No provision has been made for federal income taxes since the Funds have elected to be taxed as regulated investment companies under the requirements of Subchapter M of the Internal Revenue Code and intend to distribute substantially all of their taxable income and net realized gains from the sale of investment securities to their shareholders.

ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES - As of and during the fiscal year ended November 30, 2022, the Funds did not have a liability for unrecognized tax benefits in the accompanying financial statements. Also, the Funds recognized no interest or penalties related to unrecognized tax benefits during the same period. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

SUBSEQUENT EVENTS - The Funds have evaluated subsequent events through the issuance of the Funds’ financial statements. Other than as described in Notes 5 and 6, there were no additional subsequent events which were deemed to have an impact on the Funds’ financial statements.

NOTE 3 - INVESTMENT ADVISORY AND ADMINISTRATIVE AND ACCOUNTING SERVICES AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
The Investment Advisory Agreement pursuant to which Thompson Investment Management, Inc. (“TIM” or “Advisor”) is retained by the Funds provides for monthly compensation to TIM computed on average daily net assets at the following annual rates:

	First $50 Million	Over $50 Million
LargeCap Fund	1.00%	0.90%
MidCap Fund	1.00%	0.90%
Bond Fund	0.65%	0.60%

The Advisor is contractually bound to waive management fees and/or reimburse expenses incurred by the Funds through March 31, 2024 so that the annual operating expenses of the Funds do not exceed the following percentages of their respective average daily net assets: LargeCap Fund - 0.99%, MidCap Fund - 1.15% and Bond Fund - 0.80%. For the six-month period ended May 31, 2023, the Advisor reimbursed expenses incurred by the LargeCap Fund and the MidCap Fund in the amounts of $145,886 and $71,251, respectively. The Funds are not obligated to reimburse the Advisor for any fees or expenses waived in previous fiscal years.

As of May 31, 2023, affiliated shareholders whose individual accounts are greater than 10% held 28.47% of outstanding shares of the MidCap Fund. Transactions by the shareholders may have a material impact on the Funds.

Pursuant to an Administrative and Accounting Services Agreement, TIM maintains the Funds’ financial records in accordance with the 1940 Act, prepares all necessary financial statements of the Funds and calculates the net asset value per share of the Funds on a daily basis. As compensation for its services, each Fund pays TIM a fee computed daily and payable monthly at the annual rate of 0.15% of average daily net assets up to $30 million, 0.10% of the next $70 million of average daily net assets and 0.03% of average daily net assets in excess of $100 million. The fee is subject to an annual minimum per Fund equal to the sum of the actual out-of-pocket costs to TIM attributable to all outsourced sub-fund accounting and sub-fund administrative services performed by U.S. Bank Global Fund Services. The calculations of daily net asset value and sub administrative services are subcontracted to U.S. Bank Global Fund Services, resulting in fees paid by TIM for the six-month period ended May 31, 2023, in the following amounts:

Administrative & Accounting Fees Paid
LargeCap Fund	$48,302
MidCap Fund	$39,300
Bond Fund	$208,975

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

May 31, 2023

The Funds reimburse the Advisor for a portion of amounts paid by the Advisor out of the Advisor’s own resources under various shareholder, account maintenance, networking and other services provided to the Funds by broker-dealers and other intermediaries. The amount reimbursed by the Funds is equal to (1) for those accounts maintained through a shareholder servicing arrangement, an annual rate of no more than 0.10% of the average daily net assets of the omnibus accounts in the Funds for which all broker-dealers and other intermediaries, in the aggregate, are responsible, and (2) for those accounts maintained through a networking arrangement, no more than $6 per year per account in the Funds for which the broker-dealers and other intermediaries are responsible; provided however, in all cases only one of these fees shall be applicable to the assets in an account. This amount has been determined by the Funds’ Board to approximate (or not to exceed) the transfer agency fees that would otherwise have been payable by the Funds if such broker-dealers and intermediaries did not maintain these accounts. Such amounts are recorded within Shareholder servicing costs on each Fund’s Statement of Operations. For the six-month period ended May 31, 2023, the amounts reimbursed by the Funds to the Advisor were:

Intermediary Fees Reimbursed
LargeCap Fund	$10,169
MidCap Fund	$1,748
Bond Fund	$267,251

NOTE 4 - PURCHASE AND SALE OF SECURITIES
Investment transactions for the six-month period ended May 31, 2023, were as follows:

	Securities other than U.S. Government and Short-term Investments		U.S. Government Securities
	Purchases	Sales	Purchases	Sales
LargeCap Fund	$31,190,902	$33,409,099	$–	$–
MidCap Fund	$11,459,891	$12,975,050	$–	$–
Bond Fund	$40,845,384	$316,066,803	$558,582	$24,241,679

NOTE 5 - INCOME TAX INFORMATION
At November 30, 2022, the investment cost, aggregate unrealized appreciation and depreciation on investments and other components of distributable earnings for federal income tax purposes were as follows:

	LARGECAP FUND	MIDCAP FUND	BOND FUND
Federal tax cost	$121,101,174	$43,713,719	$1,979,563,135

Unrealized appreciation	$47,801,095	$16,819,160	$3,115,748
Unrealized depreciation	(12,156,933)	(6,081,971)	(289,605,616)
Net unrealized appreciation (depreciation)	$35,644,162	$10,737,189	($286,489,868)
Distributable ordinary income	1,303,222	574,105	14,400,815
Distributable long-term capital gains	5,830,463	4,961,260	–
Post-October losses	–	–	(2,846,475)
Capital loss carryforwards	–	–	(313,183,688)
Total distributable earnings (accumulated deficit)	$42,777,847	$16,272,554	($588,119,216)

The cost basis of investments for tax and financial reporting purposes differ principally due to wash sales.

Book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged to paid-in capital or distributable earnings, in the period that the differences arise. These reclassifications have no impact on net assets or net asset value per share.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

May 31, 2023

The tax basis post-October losses as of November 30, 2022 and capital loss carryforward as of November 30, 2022, which are not being recognized for tax purposes until the first day of the following fiscal year, are as follows:

	LARGECAP FUND	MIDCAP FUND	BOND FUND
Post-October losses
Short-term	$–	$–	($398,958)
Long-term	–	–	(2,447,517)
Total Post-October losses	$–	$–	($2,846,475)
Net capital loss carryforward
Short-term	$–	$–	($53,812,406)
Long-term	–	–	(259,371,282)
Total capital loss carryforward	$–	$–	($313,183,688)

Capital losses are carried forward indefinitely and are available to offset future net realized gains, to the extent permitted by the Internal Revenue Code.

The tax components of distributions paid during the six-month period ended May 31, 2023 and fiscal year ended November 30, 2022 are as follows:

	LARGECAP FUND	MIDCAP FUND	BOND FUND
Six-month period ended May 31, 2023
Distributions paid from
Ordinary income	$1,304,889	$575,574	$41,607,469
Long-term capital gains	5,830,497	4,961,270	–
Total distributions paid	$7,135,386	$5,536,844	$41,607,469

Fiscal year ended November 30, 2022
Distributions paid from
Ordinary income	$1,182,983	$262,626	$72,973,431
Long-term capital gains	7,039,925	5,389,316	–
Total distributions paid	$8,222,908	$5,651,942	$72,973,431

The following distributions were declared on June 23, 2023, payable to shareholders on June 26, 2023:

	LARGECAP FUND	MIDCAP FUND	BOND FUND
Ordinary income distributions
Amount	$–	$–	$19,519,226
Per share	$–	$–	$0.14
Long-term capital gains distributions
Amount	$–	$–	$–
Per share	$–	$–	$–

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

May 31, 2023

NOTE 6 - LIBOR DISCONTINUATION RISK
The London Interbank Offered Rate (“LIBOR”) ceased to be available on June 30, 2023, with the exception of certain LIBOR settings being provided on a temporary, “synthetic” basis for use in legacy contracts for a period of 15 months to aid with the transition. Many financial instruments use or used a floating rate based on the LIBOR, which is the offered rate for shortterm Eurodollar deposits between major international banks. The full impact of transitioning to replacement rates remains unclear. As such, the impact of the transition away from LIBOR on the Bond Fund and the financial instruments in which the Bond Fund invests cannot yet be fully determined. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect the Bond Fund’s performance and/or net asset value. Furthermore, the risks associated with the discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner, i.e., prior to the end of the 15-month transition period.

In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the discontinuation of certain tenors of the London Interbank Offered Rate (LIBOR) and other LIBOR-based reference rates. The temporary relief provided by ASU 2020-04 was initially effective for certain reference rate-related contract modifications that occurred during the period from March 12, 2020 through December 31, 2022. The FASB subsequently issued an update deferring the sunset date of Topic 848 from December 31, 2022 to December 31, 2024. Management has determined that the impact of implementing ASU 2020-04 will not have a material effect on the Bond Fund.

NOTE 7 - UPCOMING REGULATORY CHANGES
In October 2022, the SEC adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. Essentially, the rule will require the Funds to transmit concise and visually engaging shareholder reports that highlight key information. Separate shareholder reports will have to be prepared for each Fund and each share class of the Fund, and the Funds’ annual reports will need to include a brief description of material changes since the beginning of the reporting period. The amendments will also require the Funds to tag information in a structured data format and that more in-depth information be made available online and available for delivery free of charge to investors on request. The rule became effective January 24, 2023 with an 18-month transition period after the effective date.

NOTE 8 - RESULTS OF SHAREHOLDERS MEETING
A special meeting of the shareholders of the Funds was held on February 23, 2023. At the meeting, shareholders elected five nominees, four of whom were already serving as directors at the time of the special meeting. Each nominee was elected by a plurality of the votes cast to serve as a director, to hold office until his or her successor is duly elected and qualified. The shares were voted as indicated below.

Director Nominee		Shares Voted	% Voted	% of Total Shares Voted
George E. Austin	For	118,500,339.652	95.801%	69.066%
	Withheld	5,194,224.013	4.199%	3.027%
Cornelia Boyle	For	118,764,667.545	96.015%	69.220%
	Withheld	4,929,896.120	3.985%	2.873%
Joyce Minor	For	118,996,188.744	96.202%	69.355%
	Withheld	4,698,374.921	3.798%	2.738%
Jason L. Stephens	For	119,316,640.036	96.461%	69.542%
	Withheld	4,377,923.629	3.539%	2.551%
James T. Evans	For	119,027,247.202	96.227%	69.373%
	Withheld	4,667,316.463	3.773%	2.720%

FINANCIAL HIGHLIGHTS

The following table presents information relating to a share of capital stock outstanding for the entire period.

	Six-Month Period Ended May 31, 2023		Year Ended November 30,
LARGECAP FUND	(Unaudited)		2022	2021	2020	2019	2018
Per share operating performance
Net asset value, beginning of period	$94.19		$105.38	$83.93	$74.93	$66.36	$65.77
Income (loss) from investment operations
Net investment income	0.37		0.76	0.76	0.78	0.68	0.55
Net realized and unrealized gains (losses) on investments	0.72		(6.70)	21.47	10.29	8.41	0.59
Total from investment operations	1.09		(5.94)	22.23	11.07	9.09	1.14
Less distributions
Distributions from net investment income	(0.76)		(0.76)	(0.78)	(0.60)	(0.52)	(0.45)
Distributions from net realized gains	(3.54)		(4.49)	–	(1.47)	–	(0.10)
Total distributions	(4.30)		(5.25)	(0.78)	(2.07)	(0.52)	(0.55)
Net asset value, end of period	$90.98		$94.19	$105.38	$83.93	$74.93	$66.36
Total return	1.50%	(a)	(6.13% )	26.71%	15.08%	13.93%	1.72%
Ratios and supplemental data
Net assets, end of period (millions)	$156.4		$157.4	$165.4	$141.1	$128.9	$121.7
Ratios to average net assets:
Ratios of expenses	0.99%	(b)	0.99%	0.99%	0.99%	1.03%	1.05%
Ratio of expenses without reimbursement	1.18%	(b)	1.16%	1.15%	1.23%	1.23%	1.21%
Ratio of net investment income	0.79%	(b)	0.79%	0.72%	1.09%	0.96%	0.80%
Ratio of net investment income without reimbursement	0.60%	(b)	0.62%	0.56%	0.85%	0.76%	0.64%
Portfolio turnover rate	20%	(a)	22%	12%	25%	24%	29%

(a) Calculated on a non-annualized basis.

(b) Calculated on an annualized basis.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (Continued)

The following table presents information relating to a share of capital stock outstanding for the entire period.

	Six-Month Period Ended May 31, 2023		Year Ended November 30,
MIDCAP FUND	(Unaudited)		2022	2021	2020	2019	2018
Per share operating performance
Net asset value, beginning of period	$14.64		$17.07	$13.20	$12.29	$12.02	$13.73
Income (loss) from investment operations
Net investment income	0.04		0.10	0.05	0.04	0.04	0.03
Net realized and unrealized gains (losses) on investments	(0.78)		(0.93)	3.87	1.23	0.93	(0.75)
Total from investment operations	(0.74)		(0.83)	3.92	1.27	0.97	(0.72)
Less distributions
Distributions from net investment income	(0.10)		(0.04)	(0.05)	(0.04)	(0.03)	(0.01)
Distributions from net realized gains	(1.39)		(1.56)	–	(0.32)	(0.67)	(0.98)
Total distributions	(1.49)		(1.60)	(0.05)	(0.36)	(0.70)	(0.99)
Net asset value, end of period	$12.41		$14.64	$17.07	$13.20	$12.29	$12.02
Total return	(4.91%	)(a)	(5.71% )	29.75%	10.56%	9.78%	(5.85% )
Ratios and supplemental data
Net assets, end of period (millions)	$50.0		$54.9	$60.9	$50.6	$45.1	$45.0
Ratios to average net assets: Ratios of expenses	1.15%	(b)	1.14%	1.14%	1.15%	1.15%	1.15%
Ratio of expenses without reimbursement	1.42%	(b)	1.38%	1.35%	1.53%	1.53%	1.42%
Ratio of net investment income	0.69%	(b)	0.68%	0.22%	0.42%	0.37%	0.19%
Ratio of net investment income (loss) without reimbursement	0.42%	(b)	0.44%	0.01%	0.04%	(0.01% )	(0.08% )
Portfolio turnover rate	22%	(a)	23%	19%	37%	34%	30%

(a) Calculated on a non-annualized basis.

(b) Calculated on an annualized basis.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (Continued)

The following table presents information relating to a share of capital stock outstanding for the entire period.

	Six-Month Period Ended May 31, 2023		Year Ended November 30,
BOND FUND	(Unaudited)		2022	2021	2020	2019	2018
Per share operating performance
Net asset value, beginning of period	$9.90		$11.04	$10.73	$11.52	$11.38	$11.45
Income (loss) from investment operations
Net investment income	0.27		0.37	0.42	0.52	0.40	0.36
Net realized and unrealized gains (losses) on investments	(0.26)		(1.15)	0.36	(0.83)	0.13	(0.09)
Total from investment operations	0.01		(0.78)	0.78	(0.31)	0.53	0.27
Less distributions
Distributions from net investment income	(0.26)		(0.36)	(0.47)	(0.48)	(0.39)	(0.34)
Distributions from net realized gains	–		–	–	–	–	–
Total distributions	(0.26)		(0.36)	(0.47)	(0.48)	(0.39)	(0.34)
Net asset value, end of period	$9.65		$9.90	$11.04	$10.73	$11.52	$11.38
Total return	0.13%	(a)	(7.17% )	7.43%	(2.60% )	4.70%	2.37%
Ratios and supplemental data
Net assets, end of period (millions)	$1,385.6		$1,704.0	$2,582.0	$2,266.5	$3,788.6	$3,655.2
Ratios to average net assets:
Ratios of expenses	0.76%	(b)	0.73%	0.71%	0.72%	0.71%	0.71%
Ratio of net investment income	5.23%	(b)	3.36%	3.75%	4.27%	3.49%	3.21%
Portfolio turnover rate	3%	(a)	6%	34%	38%	53%	39%

(a) Calculated on a non-annualized basis.

(b) Calculated on an annualized basis.

See Notes to Financial Statements.

ADDITIONAL INFORMATION (Unaudited)

THOMPSON IM FUNDS, INC.

Investment Advisor
Thompson Investment Management, Inc.
1255 Fourier Drive, Suite 200
Madison, Wisconsin 53717

Distributor
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202

Transfer Agent
U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered
Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Legal Counsel
Quarles & Brady LLP
411 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

The Statement of Additional Information contains additional information about the directors and officers of Thompson IM Funds, Inc. and is available without charge, upon request, by calling 1-800-999-0887.

Proxy Voting Policy

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds actually voted proxies during the most recent 12-month period ended June 30 are available without charge, upon request, by calling 1-800-999-0887, through the Funds’ website at www.thompsonim.com and on the SEC’s website at www.sec.gov.

Information About Portfolio Securities

The Funds file complete schedules of their portfolio holdings with the Securities and Exchange Commission for the Funds’ first and third quarters of its fiscal year on Form N-PORT. The Funds’ Forms N-PORT are available on the Securities and Exchange Commission’s website at www.sec.gov. The Funds’ Forms N-PORT are also available without charge, upon request, by calling 1-800-999-0887.

ADDITIONAL INFORMATION (Unaudited) (Continued)

Operation and Effectiveness of the Funds’ Liquidity Risk Management Program:

The Funds have adopted a Liquidity Risk Management Program (the “Program”) under Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), that seeks to assess, manage, and review each Fund’s liquidity risk. The Liquidity Rule requires in part that the Board of Directors of the Funds receive a written report on a no-less-frequently-than-annual basis that addresses the operation of the Program and assesses its adequacy and effectiveness of implementation, including the operation of any highly liquid investment minimum established for a Fund and any material changes to the Program.

The Board of Directors of the Funds has appointed the Valuation Committee of Thompson Investment Management, Inc. as the program administrator for the Program (the “Program Administrator”). At its meeting on February 16, 2023, the Board of Directors of the Funds reviewed the Program Administrator’s written report (the “Report”) relating to the operation of the Program for the period from December 1, 2021, through November 30, 2022 (the “Program Reporting Period”).

The Report addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including that each Fund continues to primarily hold assets that are highly liquid investments. There were no material changes to the Program during the Program Reporting Period and no liquidity events occurring during the Program Reporting Period that affected any of the Funds’ ability to meet redemptions.

Based on this review, the Report concluded that the Program continues to be reasonably designed to effectively assess and manage each Fund’s liquidity risk and the Program has been adequately and effectively implemented with respect to each Fund during the Program Reporting Period, including with respect to each Fund’s ability to meet redemptions under both normal and reasonably foreseeable stressed conditions.

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Item (b): No notice transmitted to stockholders in reliance on Rule 30e-3 under the Investment Company Act of 1940 contained disclosures specified by paragraph (c)(3) of that rule.

Item 2. Code of Ethics.

Not required in Semi-Annual Reports on Form N-CSR.

Item 3. Audit Committee Financial Expert.

Not required in Semi-Annual Reports on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not required in Semi-Annual Reports on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this Registrant because it is not a “listed issuer” within the meaning of Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6. Investments.

The required Schedules of Investments in securities of unaffiliated issuers is included as part of the Registrant’s Semi-Annual Report to Shareholders dated as of May 31, 2023, provided under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant because it is not a closed-end management investment company.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this Registrant because it is not a closed-end management investment company.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable to this Registrant because it is not a closed-end management investment company.

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Item 10. Submission of Matters to a Vote of Securities Holders.

The Registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or this Item.

Item 11. Controls and Procedures.

(a)	Disclosure Controls and Procedures. Based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) carried out under the supervision and with the participation of the Registrant’s management, including its principal executive and financial officers, within 90 days prior to the filing date of this report on Form N-CSR, the Registrant’s principal executive and financial officers have concluded that the design and operation of the Registrant’s disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-CSR is recorded, processed, summarized and reported within the applicable time periods.

(b)	Change in Internal Controls Over Financial Reporting. There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this Form N-CSR that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to this Registrant because it is not a closed-end management investment company.

Item 13. Exhibits.

The following exhibits are attached to this Form N-CSR:

Exhibit No.	Description of Exhibit
12(a)(1)	The Code of Ethics for the Registrant’s Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer referred to in Item 2 was filed as Exhibit 12(a)(1) to the Registrant’s Certified Shareholder Report on Form N-CSR filed on January 28, 2005, and is incorporated herein by reference
12(a)(2)-1	Certification of Principal Executive Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002
12(a)(2)-2	Certification of Principal Financial Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002
12(b)	Certification of Chief Executive Officer and Chief Financial Officer Required by Section 906 of the Sarbanes-Oxley Act of 2002

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized, on this 27th day of July, 2023.

THOMPSON IM FUNDS, INC.

By:	/s/ Jason L. Stephens
Jason L. Stephens, Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities indicated on this 27th day of July 2023.

By:	/s/ Jason L. Stephens
Jason L. Stephens, Chief Executive Officer (Principal Executive Officer)

By:	/s/ James P. DiCristo
James P. DiCristo, Chief Financial Officer (Principal Financial Officer)

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